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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-05550

The Alger Portfolios
(Exact name of registrant as specified in charter)

111 Fifth Avenue, New York, New York		10003
(Address of principal executive offices)		(Zip code)

Mr. Hal Liebes Fred Alger Management, Inc. 111 Fifth Avenue New York, New York 10003
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-806-8800

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2010

ITEM 1.  Schedule of Investments.

THE ALGER PORTFOLIOS  |  ALGER CAPITAL APPRECIATION PORTFOLIO

Schedule of Investments‡ (Unaudited) September 30, 2010

	SHARES	VALUE
COMMON STOCKS—93.8%
ADVERTISING—1.9%
Focus Media Holding Ltd.#*	203,500	$4,945,050

AEROSPACE & DEFENSE—0.7%
United Technologies Corp.	27,800	1,980,194

AIR FREIGHT & LOGISTICS—2.3%
FedEx Corp.	26,700	2,282,850
United Parcel Service Inc., Cl. B	52,800	3,521,232
		5,804,082
AIRLINES—0.9%
United Continental Holdings Inc.*	105,500	2,492,965

APPLICATION SOFTWARE—1.1%
Adobe Systems Inc. *	70,400	1,840,960
Mentor Graphics Corp. *	24,000	253,680
Nice Systems Ltd. #*	26,100	816,669
		2,911,309
AUTO PARTS & EQUIPMENT—1.0%
Lear Corp.*	33,200	2,620,476

BIOTECHNOLOGY—1.7%
Celgene Corp. *	21,900	1,261,659
Cephalon Inc. *	20,700	1,292,508
Human Genome Sciences Inc. *	68,400	2,037,636
		4,591,803
COAL & CONSUMABLE FUELS—1.2%
Peabody Energy Corp.	67,000	3,283,670

COMMODITY CHEMICALS—0.5%
Celanese Corp.	40,300	1,293,630

COMMUNICATIONS EQUIPMENT—3.0%
Cisco Systems Inc. *	152,400	3,337,560
Qualcomm Inc.	104,300	4,706,016
		8,043,576
COMPUTER HARDWARE—10.8%
Apple Inc. *	49,000	13,903,750
Hewlett-Packard Co.	354,400	14,909,608
		28,813,358
COMPUTER STORAGE & PERIPHERALS—1.2%
EMC Corp. *	139,900	2,841,369
Smart Technologies Inc., Cl. A *	34,600	468,830
		3,310,199
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—2.1%
ArvinMeritor Inc. *	99,500	1,546,230
Caterpillar Inc.	24,900	1,959,132
Cummins Inc.	22,200	2,010,876
		5,516,238
DATA PROCESSING & OUTSOURCED SERVICES—1.3%
Mastercard Inc.	15,300	3,427,200

DEPARTMENT STORES—0.7%
Kohl’s Corp.*	36,600	1,928,088

DIVERSIFIED CHEMICALS—0.2%
Eastman Chemical Co.	5,600	414,400

DIVERSIFIED METALS & MINING—0.9%
Freeport-McMoRan Copper & Gold Inc.	29,300	2,501,927

ENVIRONMENTAL & FACILITIES SERVICES—0.7%
Republic Services Inc.	65,120	1,985,509

EXCHANGE TRADED FUNDS—1.4%
SPDR Gold Trust*	29,038	3,714,251

FERTILIZERS & AGRICULTURAL CHEMICALS—1.4%
CF Industries Holdings Inc.	11,600	1,107,800
Mosaic Co., /The	32,400	1,903,824

	SHARES	VALUE
COMMON STOCKS—(CONT.)
FERTILIZERS & AGRICULTURAL CHEMICALS—(CONT.)
Potash Corporation of Saskatchewan Inc.	5,300	$763,412
		3,775,036
FOOTWEAR—0.6%
NIKE Inc., Cl. B	18,600	1,490,604

GOLD—1.1%
Goldcorp Inc.	33,100	1,440,512
Yamana Gold Inc.	136,100	1,551,540
		2,992,052
HEALTH CARE EQUIPMENT—2.6%
Covidien PLC	123,400	4,959,446
Insulet Corp. *	62,700	886,578
Zimmer Holdings Inc. *	21,000	1,098,930
		6,944,954
HEALTH CARE FACILITIES—1.0%
Health Management Associates Inc., Cl. A *	114,500	877,070
Universal Health Services Inc., Cl. B	47,500	1,845,850
		2,722,920
HEALTH CARE SERVICES—1.3%
Medco Health Solutions Inc.*	66,100	3,441,166

HOME ENTERTAINMENT SOFTWARE—1.1%
Activision Blizzard Inc.	274,300	2,967,926

HOME IMPROVEMENT RETAIL—0.7%
Lowe’s Companies, Inc.	88,100	1,963,749

HOTELS RESORTS & CRUISE LINES—1.8%
Carnival Corp.	51,900	1,983,099
Wyndham Worldwide Corporation	101,700	2,793,699
		4,776,798
HOUSEHOLD APPLIANCES—0.2%
Stanley Black & Decker Inc.	8,000	490,240

HUMAN RESOURCE & EMPLOYMENT SERVICES—0.8%
Towers Watson & Co.	45,700	2,247,526

HYPERMARKETS & SUPER CENTERS—1.2%
Wal-Mart Stores Inc.	57,300	3,066,696

INDUSTRIAL CONGLOMERATES—1.8%
3M Co.	26,000	2,254,460
Tyco International Ltd.	65,900	2,420,507
		4,674,967
INDUSTRIAL MACHINERY—1.8%
Illinois Tool Works Inc.	33,400	1,570,468
Ingersoll-Rand PLC	89,000	3,178,190
		4,748,658
INTEGRATED OIL & GAS—3.0%
Chevron Corp.	59,100	4,790,055
ConocoPhillips	55,700	3,198,851
		7,988,906
INTERNET RETAIL—1.7%
Amazon.com Inc. *	23,270	3,654,786
Expedia Inc.	34,500	973,245
		4,628,031
INTERNET SOFTWARE & SERVICES—6.7%
Google Inc., Cl. A *	11,900	6,256,901
GSI Commerce Inc. *	163,800	4,045,860
IAC/InterActiveCorp. *	96,500	2,535,055
Sina Corp. *	30,700	1,552,806
VistaPrint Ltd. *	17,500	676,375
Yahoo! Inc. *	201,800	2,859,506
		17,926,503
INVESTMENT BANKING & BROKERAGE—1.0%
Lazard Ltd., Cl. A	41,420	1,453,014

	SHARES	VALUE
COMMON STOCKS—(CONT.)
INVESTMENT BANKING & BROKERAGE—(CONT.)
Morgan Stanley	46,200	$1,140,216
		2,593,230
IT CONSULTING & OTHER SERVICES—0.9%
International Business Machines Corp.	16,900	2,266,966

LEISURE PRODUCTS—1.3%
Phillips-Van Heusen Corp.	59,600	3,585,536

LIFE & HEALTH INSURANCE—0.5%
MetLife Inc.	34,300	1,318,835

LIFE SCIENCES TOOLS & SERVICES—1.2%
Life Technologies Corp. *	8,400	392,196
Thermo Fisher Scientific Inc. *	57,800	2,767,464
		3,159,660
MANAGED HEALTH CARE—0.2%
WellPoint Inc.*	11,700	662,688

METAL & GLASS CONTAINERS—0.6%
Ball Corp.	26,700	1,571,295

MOVIES & ENTERTAINMENT—0.2%
Regal Entertainment Group, Cl. A	41,400	543,168

OIL & GAS DRILLING—0.1%
Transocean Ltd.*	5,000	321,450

OIL & GAS EQUIPMENT & SERVICES—1.9%
Halliburton Company	41,300	1,365,791
Schlumberger Ltd.	59,800	3,684,278
		5,050,069
OIL & GAS EXPLORATION & PRODUCTION—2.9%
Devon Energy Corp.	49,200	3,185,208
Nexen Inc.	132,700	2,667,270
Plains Exploration & Production Co. *	69,400	1,850,898
		7,703,376
OTHER DIVERSIFIED FINANCIAL SERVICES—2.5%
Bank of America Corp.	103,900	1,362,129
BM&F Bovespa SA	153,400	1,281,617
JPMorgan Chase & Co.	101,600	3,867,911
		6,511,657
PHARMACEUTICALS—2.9%
Abbott Laboratories	63,000	3,291,120
Auxilium Pharmaceuticals Inc. *	18,100	448,518
Pfizer Inc.	185,300	3,181,601
Teva Pharmaceutical Industries Ltd. #	11,700	617,175
		7,538,414
PROPERTY & CASUALTY INSURANCE—0.9%
Travelers Cos., Inc., /The	48,000	2,500,800

RAILROADS—1.7%
CSX Corp.	44,700	2,472,804
Union Pacific Corp.	24,500	2,004,100
		4,476,904
RESEARCH & CONSULTING SERVICES—0.4%
Verisk Analytic Inc., Cl. A*	40,800	1,142,808

RESTAURANTS—1.1%
McDonald’s Corp.	39,300	2,928,243

SEMICONDUCTOR EQUIPMENT—1.5%
Lam Research Corp.*	92,400	3,866,940

SEMICONDUCTORS—3.2%
Broadcom Corp., Cl. A	12,400	438,836
Marvell Technology Group Ltd. *	235,200	4,118,352
NXP Semiconductor NV *	33,300	412,587
ON Semiconductor Corp. *	98,200	708,022
Skyworks Solutions Inc. *	76,700	1,586,156

	SHARES	VALUE
COMMON STOCKS—(CONT.)
SEMICONDUCTORS—(CONT.)
Texas Instruments Inc.	51,200	$1,389,568
		8,653,521
SOFT DRINKS—2.0%
PepsiCo Inc.	80,600	5,355,064

SPECIALIZED FINANCE—0.6%
CME Group Inc.	6,600	1,718,970

STEEL—0.5%
Cliffs Natural Resources Inc.	19,500	1,246,440

SYSTEMS SOFTWARE—1.5%
Oracle Corp.	149,100	4,003,335

TOBACCO—0.9%
Philip Morris International Inc.	44,000	2,464,880

TRUCKING—0.9%
Hertz Global Holdings Inc.*	233,100	2,468,529

TOTAL COMMON STOCKS (Cost $247,343,983)		250,077,435

PURCHASE AGREEMENT—1.0%
OIL & GAS EXPLORATION & PRODUCTION—1.0%
Concho Resources Inc., /Restricted*(L2)(a) (Cost $2,062,736)	45,535	2,561,093

	PRINCIPAL AMOUNT
SHORT-TERM INVESTMENTS—4.3%
TIME DEPOSITS—4.3%
Citibank, London, 0.03%, 10/1/10(L2)	9,500,000	9,500,000
Wells Fargo, Grand Cayman, 0.03%, 10/1/10(L2)	2,017,123	2,017,123

TOTAL TIME DEPOSITS (Cost $11,517,123)		11,517,123

Total Investments (Cost $260,923,842)(b)	99.1%	264,155,651
Other Assets in Excess of Liabilities	0.9	2,419,594

NET ASSETS	100.0%	$266,575,245

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
#	American Depository Receipts.
(a)	Restricted Securities – Investment in securities that are pending registration under the Securities Act of 1933. The investment is deemed to be illiquid.
(b)

At September 30, 2010, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $263,607,408 amounted to $548,243 which consisted of aggregate gross unrealized appreciation of $15,981,087 and aggregate gross unrealized depreciation of $15,432,844.

(L2)	Security classified as Level 2 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Financial Statements.

THE ALGER PORTFOLIOS  |  ALGER LARGE CAP GROWTH PORTFOLIO

Schedule of Investments‡ (Unaudited) September 30, 2010

	SHARES	VALUE
COMMON STOCKS—96.4%
AEROSPACE & DEFENSE—3.3%
Boeing Co., /The	30,850	$2,052,759
General Dynamics Corp.	44,800	2,813,888
Lockheed Martin Corp.	37,700	2,687,256
United Technologies Corp.	43,200	3,077,136
		10,631,039
AIR FREIGHT & LOGISTICS—2.1%
FedEx Corp.	41,500	3,548,250
United Parcel Service Inc., Cl. B	52,700	3,514,563
		7,062,813
AIRLINES—0.5%
Delta Air Lines Inc.*	150,700	1,754,148

APPLICATION SOFTWARE—0.8%
Adobe Systems Inc.*	97,100	2,539,165

ASSET MANAGEMENT & CUSTODY BANKS—0.7%
BlackRock Inc.	13,400	2,281,350

BIOTECHNOLOGY—2.2%
Amgen Inc. *	39,800	2,193,378
Celgene Corp. *	48,800	2,811,368
Gilead Sciences Inc. *	61,000	2,172,210
		7,176,956
COAL & CONSUMABLE FUELS—1.1%
Peabody Energy Corp.	71,700	3,514,017

COMMUNICATIONS EQUIPMENT—3.9%
Cisco Systems Inc. *	308,350	6,752,865
Qualcomm Inc.	108,190	4,881,533
Research In Motion Ltd. *	30,200	1,470,438
		13,104,836
COMPUTER HARDWARE—7.0%
Apple Inc. *	56,750	16,102,812
Hewlett-Packard Co.	172,200	7,244,454
		23,347,266
COMPUTER STORAGE & PERIPHERALS—1.5%
EMC Corp.*	238,600	4,845,966

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—0.5%
Deere & Co.	23,200	1,618,896

DATA PROCESSING & OUTSOURCED SERVICES—2.2%
Mastercard Inc.	20,000	4,480,000
Visa Inc., Cl. A	38,400	2,851,584
		7,331,584
DEPARTMENT STORES—1.1%
Kohl’s Corp.*	68,100	3,587,508

DIVERSIFIED CHEMICALS—0.8%
EI Du Pont de Nemours & Co.	58,800	2,623,656

DIVERSIFIED METALS & MINING—0.4%
Freeport-McMoRan Copper & Gold Inc.	14,700	1,255,233

DRUG RETAIL—1.7%
CVS Caremark Corp.	92,100	2,898,387
Walgreen Co.	85,800	2,874,300
		5,772,687
ELECTRIC UTILITIES—0.9%
Southern Co.	84,200	3,135,608

ENVIRONMENTAL & FACILITIES SERVICES—1.0%
Republic Services Inc.	107,200	3,268,528

FERTILIZERS & AGRICULTURAL CHEMICALS—1.1%
Monsanto Co.	36,500	1,749,445
Potash Corporation of Saskatchewan Inc.	13,100	1,886,924
		3,636,369

	SHARES	VALUE
COMMON STOCKS—(CONT.)
FOOTWEAR—0.9%
NIKE Inc., Cl. B	37,300	$2,989,222

FOREST PRODUCTS—0.5%
Weyerhaeuser Company	95,292	1,501,802

GENERAL MERCHANDISE STORES—0.8%
Target Corp.	50,400	2,693,376

GOLD—1.0%
Goldcorp Inc.	76,900	3,346,688

HEALTH CARE EQUIPMENT—1.9%
Covidien PLC	81,700	3,283,523
Stryker Corp.	31,500	1,576,575
Zimmer Holdings Inc. *	29,000	1,517,570
		6,377,668
HEALTH CARE SERVICES—1.2%
Medco Health Solutions Inc.*	77,800	4,050,268

HOME ENTERTAINMENT SOFTWARE—1.7%
Activision Blizzard Inc.	304,200	3,291,444
Electronic Arts Inc. *	139,300	2,288,699
		5,580,143
HOME IMPROVEMENT RETAIL—1.1%
Lowe’s Companies, Inc.	162,100	3,613,209

HOTELS RESORTS & CRUISE LINES—0.9%
Carnival Corp.	79,300	3,030,053

HOUSEHOLD APPLIANCES—0.6%
Stanley Black & Decker Inc.	31,700	1,942,576

HOUSEHOLD PRODUCTS—1.3%
Procter & Gamble Co., /The	69,550	4,170,914

HYPERMARKETS & SUPER CENTERS—1.7%
Wal-Mart Stores Inc.	103,200	5,523,264

INDUSTRIAL CONGLOMERATES—2.1%
3M Co.	43,200	3,745,872
Tyco International Ltd.	91,300	3,353,449
		7,099,321
INDUSTRIAL GASES—0.6%
Praxair Inc.	23,600	2,130,136

INDUSTRIAL MACHINERY—1.7%
Danaher Corp.	63,900	2,594,979
Illinois Tool Works Inc.	65,400	3,075,108
		5,670,087
INTEGRATED OIL & GAS—3.4%
Chevron Corp.	83,200	6,743,360
Exxon Mobil Corp.	75,700	4,677,503
		11,420,863
INTEGRATED TELECOMMUNICATION SERVICES—0.6%
Verizon Communications Inc.	57,800	1,883,702

INTERNET RETAIL—1.4%
Amazon.com Inc.*	29,600	4,648,976

INTERNET SOFTWARE & SERVICES—5.2%
eBay Inc. *	141,800	3,459,920
Google Inc., Cl. A *	19,550	10,279,194
Yahoo! Inc. *	250,700	3,552,419
		17,291,533
INVESTMENT BANKING & BROKERAGE—1.1%
Charles Schwab Corp., /The	132,000	1,834,800
Goldman Sachs Group Inc., /The	11,800	1,706,044
		3,540,844
IT CONSULTING & OTHER SERVICES—2.8%
Cognizant Technology Solutions Corp., Cl. A *	39,000	2,514,330

	SHARES	VALUE
COMMON STOCKS—(CONT.)
IT CONSULTING & OTHER SERVICES—(CONT.)
International Business Machines Corp.	50,900	$6,827,726
		9,342,056
LEISURE PRODUCTS—0.5%
Coach Inc.	38,100	1,636,776

LIFE & HEALTH INSURANCE—1.0%
Aflac Inc.	31,500	1,628,865
MetLife Inc.	44,000	1,691,800
		3,320,665
LIFE SCIENCES TOOLS & SERVICES—0.8%
Thermo Fisher Scientific Inc.*	57,700	2,762,676

MANAGED HEALTH CARE—0.7%
UnitedHealth Group Inc.	69,900	2,454,189

MOVIES & ENTERTAINMENT—0.9%
Viacom Inc., Cl. B	79,400	2,873,486

OIL & GAS EQUIPMENT & SERVICES—1.5%
Schlumberger Ltd.	69,000	4,251,090
Weatherford International Ltd. *	50,100	856,710
		5,107,800
OIL & GAS EXPLORATION & PRODUCTION—2.4%
Devon Energy Corp.	70,700	4,577,118
Nexen Inc.	161,400	3,244,140
		7,821,258
OIL & GAS STORAGE & TRANSPORTATION—0.5%
Enterprise Products Partners LP	41,500	1,646,305

OTHER DIVERSIFIED FINANCIAL SERVICES—1.6%
Bank of America Corp.	172,500	2,261,475
JPMorgan Chase & Co.	83,300	3,171,231
		5,432,706
PACKAGED FOODS & MEATS—0.8%
Kraft Foods Inc., Cl. A	88,900	2,743,454

PHARMACEUTICALS—5.5%
Abbott Laboratories	87,600	4,576,224
Allergan Inc.	36,700	2,441,651
Johnson & Johnson	60,200	3,729,992
Pfizer Inc.	250,000	4,292,500
Teva Pharmaceutical Industries Ltd. #	56,100	2,959,275
		17,999,642
PROPERTY & CASUALTY INSURANCE—0.7%
Travelers Cos., Inc., /The	45,700	2,380,970

RAILROADS—1.0%
CSX Corp.	63,000	3,485,160

RESTAURANTS—1.1%
McDonald’s Corp.	50,200	3,740,402

SEMICONDUCTORS—2.9%
Broadcom Corp., Cl. A	66,800	2,364,052
Intel Corp.	182,555	3,510,533
Marvell Technology Group Ltd. *	213,600	3,740,136
		9,614,721
SOFT DRINKS—2.3%
Coca-Cola Co., /The	68,200	3,991,064
PepsiCo Inc.	56,800	3,773,792
		7,764,856
SPECIALIZED FINANCE—0.9%
CME Group Inc.	11,960	3,114,982

SPECIALTY STORES—0.6%
Staples Inc.	100,800	2,108,736

STEEL—0.8%
Cliffs Natural Resources Inc.	41,000	2,620,720

	SHARES	VALUE
COMMON STOCKS—(CONT.)
SYSTEMS SOFTWARE—3.5%
Microsoft Corp.	242,611	$5,941,543
Oracle Corp.	208,300	5,592,855
		11,534,398
TOBACCO—1.1%
Philip Morris International Inc.	65,650	3,677,713

TOTAL COMMON STOCKS (Cost $307,756,642)		320,175,941

	PRINCIPAL AMOUNT
SHORT-TERM INVESTMENTS—2.8%
TIME DEPOSITS—2.8%
Citibank, London, 0.03%, 10/01/10(L2) (Cost $9,242,722)	9,242,722	9,242,722

Total Investments (Cost $316,999,364)(a)	99.2%	329,418,663
Other Assets in Excess of Liabilities	0.8	2,631,212

NET ASSETS	100.0%	$332,049,875

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
#	American Depository Receipts.
(a)

At September 30, 2010, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $318,218,338 amounted to $11,200,325 which consisted of aggregate gross unrealized appreciation of $32,365,740 and aggregate gross unrealized depreciation of $21,165,415.

(L2)	Security classified as Level 2 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Financial Statements.

THE ALGER PORTFOLIOS  |  ALGER MID CAP GROWTH PORTFOLIO

Schedule of Investments‡ (Unaudited) September 30, 2010

	SHARES	VALUE
COMMON STOCKS—93.3%
ADVERTISING—0.9%
Focus Media Holding Ltd.#*	69,300	$1,683,990

AEROSPACE & DEFENSE—1.8%
Goodrich Corp.	43,300	3,192,509

APPAREL RETAIL—2.3%
Chico’s FAS Inc.	127,200	1,338,144
J Crew Group Inc. *	47,400	1,593,588
TJX Cos., Inc.	19,800	883,674
Urban Outfitters Inc. *	11,700	367,848
		4,183,254
APPLICATION SOFTWARE—4.5%
Informatica Corp. *	41,300	1,586,333
Intuit Inc. *	28,300	1,239,823
Nice Systems Ltd. #*	58,900	1,842,981
Pegasystems Inc.	67,300	2,089,665
Salesforce.com Inc. *	11,800	1,319,240
		8,078,042
ASSET MANAGEMENT & CUSTODY BANKS—3.5%
BlackRock Inc.	13,700	2,332,425
Invesco Ltd.	43,400	921,382
T. Rowe Price Group Inc.	58,500	2,928,803
		6,182,610
BIOTECHNOLOGY—4.0%
Alexion Pharmaceuticals Inc. *	18,600	1,197,096
China Nuokang Bio-Pharmaceutical Inc. #*	164,900	824,500
Human Genome Sciences Inc. *	84,900	2,529,171
Metabolix Inc. *	215,200	2,707,216
		7,257,983
BROADCASTING & CABLE TV—1.0%
Discovery Communications Inc., Series C*	49,500	1,890,405

CASINOS & GAMING—0.5%
Wynn Resorts Ltd.	9,500	824,315

COAL & CONSUMABLE FUELS—0.9%
Patriot Coal Corp.*	136,900	1,562,029

COMMUNICATIONS EQUIPMENT—0.4%
Riverbed Technology Inc.*	16,000	729,280

COMPUTER HARDWARE—0.6%
Teradata Corp.*	26,400	1,017,984

COMPUTER STORAGE & PERIPHERALS—2.0%
NetApp Inc. *	40,000	1,991,600
Seagate Technology PLC *	135,700	1,598,546
		3,590,146
CONSTRUCTION & ENGINEERING—1.6%
Aecom Technology Corp. *	67,600	1,639,976
Chicago Bridge & Iron Co., NV #*	48,000	1,173,600
		2,813,576
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—1.7%
Bucyrus International Inc.	27,000	1,872,450
Westport Innovations Inc. *	71,200	1,253,120
		3,125,570
DATA PROCESSING & OUTSOURCED SERVICES—1.5%
Echo Global Logistics Inc. *	69,900	892,623
Fiserv Inc. *	33,000	1,776,060
		2,668,683
DIVERSIFIED METALS & MINING—0.5%
Walter Energy, Inc.	11,400	926,706

ELECTRICAL COMPONENTS & EQUIPMENT—2.5%
AMETEK Inc.	37,000	1,767,490
General Cable Corp. *	104,000	2,820,480
		4,587,970

	SHARES	VALUE
COMMON STOCKS—(CONT.)
ENVIRONMENTAL & FACILITIES SERVICES—1.0%
Stericycle Inc.*	26,500	$1,841,220

FOOD RETAIL—0.5%
Whole Foods Market Inc.*	23,600	875,796

GOLD—1.8%
Yamana Gold Inc.	283,100	3,227,340

HEALTH CARE EQUIPMENT—2.8%
Insulet Corp. *	42,500	600,950
Intuitive Surgical Inc. *	2,600	737,724
Mindray Medical International Ltd. #	46,000	1,360,220
NuVasive Inc. *	66,500	2,336,810
		5,035,704
HEALTH CARE FACILITIES—3.6%
Community Health Systems Inc. *	56,900	1,762,193
Select Medical Holdings Corp. *	310,299	2,389,302
Universal Health Services Inc., Cl. B	49,400	1,919,684
VCA Antech Inc. *	20,900	440,781
		6,511,960
HOME ENTERTAINMENT SOFTWARE—1.3%
Activision Blizzard Inc.	225,000	2,434,500

HOME FURNISHING RETAIL—1.0%
Bed Bath & Beyond Inc.*	42,800	1,857,948

HOMEBUILDING—1.0%
Lennar Corp., Cl. A	113,400	1,744,092

HOTELS RESORTS & CRUISE LINES—4.0%
Ctrip.com International Ltd. #*	21,300	1,017,075
Home Inns & Hotels Management Inc. #*	31,900	1,577,136
Interval Leisure Group *	62,600	843,222
Orient-Express Hotels Ltd., Cl. A *	92,200	1,028,030
Royal Caribbean Cruises Ltd. *	57,000	1,797,209
Wyndham Worldwide Corporation	31,800	873,546
		7,136,218
INDUSTRIAL CONGLOMERATES—0.5%
McDermott International Inc.*	60,300	891,234

INDUSTRIAL MACHINERY—4.6%
Duoyuan Global Water Inc. #*	104,554	1,362,339
Flowserve Corp.	16,700	1,827,314
SmartHeat Inc. *	189,100	1,179,984
SPX Corp.	63,600	4,024,608
		8,394,245
INTERNET RETAIL—3.2%
Expedia Inc.	69,400	1,957,774
NetFlix Inc. *	23,700	3,843,192
		5,800,966
INTERNET SOFTWARE & SERVICES—3.0%
OpenTable Inc. *	55,472	3,776,534
Yahoo! Inc. *	119,200	1,689,064
		5,465,598
INVESTMENT BANKING & BROKERAGE—0.9%
Greenhill & Co., Inc.	21,400	1,697,448

IT CONSULTING & OTHER SERVICES—1.8%
Cognizant Technology Solutions Corp., Cl. A*	49,100	3,165,477

LEISURE PRODUCTS—2.2%
Coach Inc.	50,800	2,182,368
Polo Ralph Lauren Corp., Cl. A	19,700	1,770,242
		3,952,610
LIFE SCIENCES TOOLS & SERVICES—0.5%
ICON PLC#*	45,700	988,034

OIL & GAS EQUIPMENT & SERVICES—1.9%
Cameron International Corp. *	43,000	1,847,280

	SHARES	VALUE
COMMON STOCKS—(CONT.)
OIL & GAS EQUIPMENT & SERVICES—(CONT.)
National Oilwell Varco Inc.	35,400	$1,574,238
		3,421,518
OIL & GAS EXPLORATION & PRODUCTION—2.8%
Nexen Inc.	137,500	2,763,750
Plains Exploration & Production Co. *	66,200	1,765,554
Quicksilver Resources Inc. *	48,600	612,360
		5,141,664
OTHER DIVERSIFIED FINANCIAL SERVICES—1.7%
BM&F Bovespa SA	372,702	3,113,827

PACKAGED FOODS & MEATS—0.5%
McCormick & Co., Inc.	20,000	840,800

PERSONAL PRODUCTS—0.8%
The Estee Lauder Companies Inc., Cl. A	21,700	1,372,091

PHARMACEUTICALS—4.0%
Auxilium Pharmaceuticals Inc. *	61,400	1,521,492
Medicis Pharmaceutical Corp., Cl. A	39,900	1,183,035
Mylan Inc. *	160,400	3,017,124
Optimer Pharmaceuticals Inc. *	159,700	1,464,449
		7,186,100
RAILROADS—0.8%
CSX Corp.	26,600	1,471,512

REAL ESTATE MANAGEMENT & DEVELOPMENT—0.6%
BR Malls Participacoes SA	128,400	1,071,990

REAL ESTATE SERVICES—1.2%
CB Richard Ellis Group, Inc. *	68,900	1,259,492
E-House China Holdings Ltd. #	50,200	947,274
		2,206,766
RESEARCH & CONSULTING SERVICES—0.9%
Verisk Analytic Inc., Cl. A*	56,400	1,579,764

RESTAURANTS—1.3%
Darden Restaurants Inc.	30,500	1,304,790
McCormick & Schmick’s Seafood Restaurants Inc. *	135,600	1,054,968
		2,359,758
SEMICONDUCTOR EQUIPMENT—1.7%
Lam Research Corp.*	71,700	3,000,645

SEMICONDUCTORS—6.1%
Altera Corp.	79,400	2,394,704
Applied Micro Circuits Corporation *	113,500	1,135,000
Atheros Communications Inc. *	33,900	893,265
Marvell Technology Group Ltd. *	156,300	2,736,812
Micron Technology Inc. *	110,300	795,263
Netlogic Microsystems Inc. *	49,900	1,376,242
Skyworks Solutions Inc. *	90,500	1,871,540
		11,202,826
SPECIALIZED FINANCE—1.6%
CME Group Inc.	8,000	2,083,600
IntercontinentalExchange Inc. *	7,500	785,400
		2,869,000
STEEL—1.5%
Cliffs Natural Resources Inc.	41,300	2,639,896

SYSTEMS SOFTWARE—0.5%
Red Hat Inc.*	21,800	893,800

THRIFTS & MORTGAGE FINANCE—0.5%
Ocwen Financial Corp.*	90,600	918,684

TOBACCO—1.0%
ITC Ltd.*	487,200	1,943,007

TOTAL COMMON STOCKS (Cost $168,065,668)		168,569,090

	SHARES	VALUE
PRIVATE EQUITY—0.7%
BIOTECHNOLOGY—0.7%
Merrimack Pharmaceuticals Inc., Cl. B, /Restricted *(L3)(a)	129,923	$751,994
Merrimack Pharmaceuticals Inc., Cl. C, /Restricted *(L3)(a)	135,469	508,009
		1,260,003
TOTAL PRIVATE EQUITY (Cost $1,260,004)		1,260,003

PURCHASE AGREEMENT—1.4%
OIL & GAS EXPLORATION & PRODUCTION—1.4%
Concho Resources Inc., /Restricted*(L2)(b) (Cost $1,970,550)	43,500	2,446,636

PRINCIPAL AMOUNT
CONVERTIBLE CORPORATE BONDS—1.2%
WIRELESS TELECOMMUNICATION SERVICES—1.2%
SBA Communications Corp., 4.00%, 10/1/14(L2) (Cost $1,830,729)	1,484,000	2,183,335

	CONTRACTS
PURCHASED OPTIONS—0.3%
PUT OPTIONS—0.3%
Cliffs Natural Resources Inc./ January/ 65	413	322,140
NetFlix Inc./ January/ 140	237	253,590
(Cost $746,551)		575,730

	PRINCIPAL AMOUNT
SHORT-TERM INVESTMENTS—2.5%
TIME DEPOSITS—2.5%
Citibank, London, 0.03%, 10/01/10(L2) (Cost $4,561,730)	4,561,730	4,561,730

Total Investments (Cost $178,435,232)(c)	99.4%	179,596,524
Other Assets in Excess of Liabilities	0.6	1,131,428

NET ASSETS	100.0%	$180,727,952

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
#	American Depository Receipts.
(a)	Private Placement – Investment in securities not registered under the Securities Act of 1933. The investment is deemed to be illiquid.
(b)	Restricted Securities – Investment in securities that are pending registration under the Securities Act of 1933. The investment is deemed to be illiquid.
(c)

At September 30, 2010, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $180,922,455 amounted to $1,325,931 which consisted of aggregate gross unrealized appreciation of $14,147,071 and aggregate gross unrealized depreciation of $15,473,002.

(L2)	Security classified as Level 2 for ASC 820 disclosure purposes based on valuation inputs.
(L3)	Security classified as Level 3 for ASC 820 disclosure purposes based on valuation inputs.

THE ALGER PORTFOLIOS  |  ALGER MID CAP GROWTH PORTFOLIO

Schedule of Options Written‡ (Unaudited) September 30, 2010

	CONTRACTS	SHARES SUBJECT TO PUT/CALL	VALUE
PUT OPTIONS WRITTEN
Cliffs Natural Resources Inc./ January/ 57.50	413	41,300	$185,850
NetFlix Inc./ January/ 120	237	23,700	115,182

TOTAL PUT OPTIONS WRITTEN (Premiums Received $408,119)			301,032

CALL OPTIONS WRITTEN
Cliffs Natural Resources Inc./ January/ 70	413	41,300	179,655
NetFlix Inc./ January/ 170	237	23,700	395,790

TOTAL CALL OPTIONS WRITTEN (Premiums Received $314,681)			575,445

TOTAL OPTIONS WRITTEN (Premiums Received $722,800)			$876,477

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

See Notes to Financial Statements.

THE ALGER PORTFOLIOS  |  ALGER SMID CAP GROWTH PORTFOLIO

Schedule of Investments‡ (Unaudited) September 30, 2010

	SHARES	VALUE
COMMON STOCKS—94.5%
ADVERTISING—0.7%
Focus Media Holding Ltd.#*	18,935	$460,121

AEROSPACE & DEFENSE—1.5%
AAR Corp. *	22,745	424,422
BE Aerospace Inc. *	17,095	518,149
		942,571
AIRLINES—0.6%
United Continental Holdings Inc.*	16,015	378,434

APPAREL RETAIL—2.8%
AnnTaylor Stores Corp. *	36,140	731,473
Coldwater Creek Inc. *	61,040	321,681
J Crew Group Inc. *	4,680	157,342
Urban Outfitters Inc. *	17,365	545,955
		1,756,451
APPLICATION SOFTWARE—7.3%
Ansys Inc. *	13,185	557,066
Concur Technologies Inc. *	10,520	520,109
Informatica Corp. *	20,845	800,655
Nice Systems Ltd. #*	19,640	614,535
Pegasystems Inc.	16,873	523,907
Solera Holdings Inc.	12,760	563,482
Synopsys Inc. *	18,195	450,690
Taleo Corp., Cl. A *	17,535	508,340
		4,538,784
ASSET MANAGEMENT & CUSTODY BANKS—0.7%
Affiliated Managers Group Inc.*	5,460	425,935

AUTO PARTS & EQUIPMENT—1.0%
Dana Holding Corp.*	49,030	604,050

BIOTECHNOLOGY—3.8%
Alexion Pharmaceuticals Inc. *	10,815	696,053
Human Genome Sciences Inc. *	22,240	662,530
Savient Pharmaceuticals Inc. *	23,460	536,530
United Therapeutics Corp. *	8,380	469,364
		2,364,477
CABLE & SATELLITE—0.7%
Sirius XM Radio Inc.*	355,865	427,038

COMMODITY CHEMICALS—0.5%
STR Holdings Inc.*	15,220	327,839

COMMUNICATIONS EQUIPMENT—2.5%
Acme Packet Inc. *	8,245	312,815
Finisar Corp. *	27,785	522,080
JDS Uniphase Corp. *	42,925	531,841
Riverbed Technology Inc. *	4,600	209,668
		1,576,404
COMPUTER STORAGE & PERIPHERALS—1.3%
QLogic Corp. *	36,545	644,653
Smart Technologies Inc., Cl. A *	12,050	163,278
		807,931
CONSTRUCTION & ENGINEERING—0.7%
Aecom Technology Corp.*	18,115	439,470

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—0.7%
Bucyrus International Inc.	5,965	413,673

DATA PROCESSING & OUTSOURCED SERVICES—1.0%
Wright Express Corp.*	17,630	629,567

DISTRIBUTORS—1.0%
LKQ Corp.*	29,460	612,768

DIVERSIFIED METALS & MINING—0.6%
Walter Energy, Inc.	4,535	368,650

EDUCATION SERVICES—0.6%
ITT Educational Services Inc.*	5,265	369,972

	SHARES	VALUE
COMMON STOCKS—(CONT.)
ELECTRIC UTILITIES—1.2%
ITC Holdings Corp.	11,910	$741,398

ELECTRICAL COMPONENTS & EQUIPMENT—3.9%
AMETEK Inc.	14,010	669,258
GrafTech International Ltd. *	33,095	517,275
Roper Industries Inc.	8,015	522,418
Woodward Governor Co.	22,915	742,903
		2,451,854
ELECTRONIC MANUFACTURING SERVICES—1.1%
Trimble Navigation Ltd.*	19,340	677,674

ENVIRONMENTAL & FACILITIES SERVICES—2.4%
Clean Harbors, Inc. *	7,115	482,041
Tetra Tech Inc. *	14,835	311,090
Waste Connections Inc. *	17,855	708,130
		1,501,261
FOREST PRODUCTS—0.5%
Louisiana-Pacific Corp.*	44,210	334,670

GENERAL MERCHANDISE STORES—1.2%
Dollar Tree Inc.*	15,070	734,813

GOLD—0.4%
Gammon Gold Inc.*	38,485	269,780

HEALTH CARE EQUIPMENT—2.0%
NuVasive Inc. *	9,513	334,287
Sirona Dental Systems Inc. *	11,570	416,983
Thoratec Corp. *	14,040	519,199
		1,270,469
HEALTH CARE FACILITIES—2.0%
Community Health Systems Inc. *	16,955	525,097
Select Medical Holdings Corp. *	45,320	348,964
VCA Antech Inc. *	18,660	393,539
		1,267,600
HEALTH CARE SERVICES—0.9%
Emergency Medical Services Corp.*	10,275	547,144

HOME FURNISHING RETAIL—1.0%
Williams-Sonoma Inc.	19,740	625,758

HOTELS RESORTS & CRUISE LINES—1.7%
Gaylord Entertainment Co. *	18,480	563,640
Wyndham Worldwide Corporation	18,675	513,002
		1,076,642
HOUSEHOLD PRODUCTS—0.7%
Church & Dwight Co., Inc.	6,955	451,658

HOUSEWARES & SPECIALTIES—1.1%
Tupperware Brands Corp.	15,165	693,950

HUMAN RESOURCE & EMPLOYMENT SERVICES—0.8%
Towers Watson & Co.	9,625	473,358

INDUSTRIAL CONGLOMERATES—0.6%
McDermott International Inc.*	26,495	391,596

INDUSTRIAL MACHINERY—3.0%
Actuant Corp., Cl. A	10,820	248,427
Barnes Group Inc.	13,915	244,765
Clarcor Inc.	9,665	373,359
Pall Corp.	14,635	609,400
SPX Corp.	6,570	415,750
		1,891,701
INDUSTRIAL REITS—0.7%
Dupont Fabros Technology Inc.	16,670	419,251

INTERNET SOFTWARE & SERVICES—3.7%
GSI Commerce Inc. *	24,345	601,322
IAC/InterActiveCorp. *	21,030	552,458

	SHARES	VALUE
COMMON STOCKS—(CONT.)
INTERNET SOFTWARE & SERVICES—(CONT.)
OpenTable Inc. *	11,370	$774,069
VistaPrint Ltd. *	10,380	401,187
		2,329,036
INVESTMENT BANKING & BROKERAGE—0.9%
Greenhill & Co., Inc.	8,065	639,715

IT CONSULTING & OTHER SERVICES—0.4%
SRA International, Inc. Cl. A*	12,815	252,712

LEISURE FACILITIES—0.8%
Life Time Fitness Inc.*	13,170	519,820

LEISURE PRODUCTS—1.7%
Carter’s Inc. *	12,950	340,974
Phillips-Van Heusen Corp.	12,085	727,033
		1,068,007
LIFE SCIENCES TOOLS & SERVICES—2.3%
Bruker Corp. *	29,830	418,515
ICON PLC #*	17,890	386,782
Parexel International Corp. *	28,515	659,552
		1,464,849
MANAGED HEALTH CARE—1.1%
Amerigroup Corp.*	15,610	662,957

METAL & GLASS CONTAINERS—0.9%
Crown Holdings Inc.*	18,795	538,665

OIL & GAS EQUIPMENT & SERVICES—0.9%
Acergy SA #	17,095	315,403
Cal Dive International Inc. *	39,835	217,897
		533,300
OIL & GAS EXPLORATION & PRODUCTION—2.3%
Concho Resources Inc. *	3,675	243,175
Mariner Energy Inc. *	10,041	243,293
Plains Exploration & Production Co. *	25,745	686,620
Quicksilver Resources Inc. *	25,250	318,150
		1,491,238
PACKAGED FOODS & MEATS—1.4%
Hain Celestial Group Inc. *	19,915	477,561
Ralcorp Holdings Inc. *	6,810	398,249
		875,810
PHARMACEUTICALS—4.1%
Auxilium Pharmaceuticals Inc. *	17,950	444,801
Medicis Pharmaceutical Corp., Cl. A	20,945	621,018
Mylan Inc. *	27,070	509,186
Optimer Pharmaceuticals Inc. *	38,356	351,725
Perrigo Co.	7,335	471,054
Valeant Pharmaceuticals International Inc.	4,835	121,117
		2,518,901
RAILROADS—1.0%
Genesee & Wyoming Inc., Cl. A*	14,145	613,752

REAL ESTATE SERVICES—0.9%
CB Richard Ellis Group, Inc.*	29,660	542,185

REGIONAL BANKS—0.7%
Signature Bank*	11,045	428,988

REINSURANCE—0.8%
Platinum Underwriters Holdings Ltd.	10,750	467,840

RESEARCH & CONSULTING SERVICES—2.4%
FTI Consulting Inc. *	8,850	307,007
ICF International Inc. *	21,365	535,621
IHS Inc., Cl. A *	9,320	633,759
		1,476,387
RESTAURANTS—0.9%
Darden Restaurants Inc.	12,500	534,750

	SHARES	VALUE
COMMON STOCKS—(CONT.)
RETAIL REITS—0.6%
Macerich Co., /The	9,342	$401,239

SECURITY & ALARM SERVICES—1.1%
Geo Group Inc., /The*	29,440	687,424

SEMICONDUCTOR EQUIPMENT—1.1%
Novellus Systems Inc.*	25,065	666,228

SEMICONDUCTORS—4.7%
Applied Micro Circuits Corporation *	36,600	366,000
Atheros Communications Inc. *	14,660	386,291
Mellanox Technologies Ltd. *	21,910	430,312
Monolithic Power Systems Inc. *	21,000	342,930
Netlogic Microsystems Inc. *	15,450	426,111
ON Semiconductor Corp. *	40,850	294,529
Skyworks Solutions Inc. *	32,050	662,794
		2,908,967
SPECIALIZED CONSUMER SERVICES—1.0%
Sotheby’s	16,200	596,484

SPECIALTY CHEMICALS—0.9%
Rockwood Holdings Inc.*	17,665	555,917

SPECIALTY STORES—1.0%
PetSmart Inc.	18,420	644,700

SYSTEMS SOFTWARE—1.1%
Red Hat Inc.*	16,270	667,070

THRIFTS & MORTGAGE FINANCE—0.9%
Brookline Bancorp Inc.	27,005	269,510
Ocwen Financial Corp. *	27,535	279,204
		548,714
WIRELESS TELECOMMUNICATION SERVICES—1.7%
SBA Communications Corp. *	18,480	744,744
Syniverse Holdings Inc. *	13,060	296,070
		1,040,814
TOTAL COMMON STOCKS
(Cost $54,104,303)		58,941,181

	PRINCIPAL AMOUNT
SHORT-TERM INVESTMENTS—4.0%
TIME DEPOSITS—4.0%
Citibank, London, 0.03%, 10/1/10(L2)	2,100,000	2,100,000
Wells Fargo, Grand Cayman, 0.03%, 10/1/10(L2)	387,724	387,724

TOTAL TIME DEPOSITS
(Cost $2,487,724)		2,487,724

Total Investments
(Cost $56,592,027)(a)	98.5%	61,428,905
Other Assets in Excess of Liabilities	1.5	935,675

NET ASSETS	100.0%	$62,364,580

‡                      Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*                      Non-income producing security.

#                      American Depository Receipts.

(a)            At September 30, 2010, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $56,595,890 amounted to $4,833,015 which consisted of aggregate gross unrealized appreciation of $6,911,633 and aggregate gross unrealized depreciation of $2,078,618.

(L2)     Security classified as Level 2 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Financial Statements.

THE ALGER PORTFOLIOS  |  ALGER SMALL CAP GROWTH PORTFOLIO

Schedule of Investments‡ (Unaudited) September 30, 2010

	SHARES	VALUE
COMMON STOCKS—96.7%
AEROSPACE & DEFENSE—2.2%
BE Aerospace Inc. *	160,000	$4,849,600
Esterline Technologies Corp. *	113,750	6,509,913
		11,359,513
AIRLINES—0.9%
Airtran Holdings Inc.*	663,150	4,874,153

APPAREL RETAIL—3.4%
Aeropostale Inc. *	101,950	2,370,338
AnnTaylor Stores Corp. *	332,200	6,723,727
Childrens Place Retail Stores Inc., /The *	110,300	5,379,331
Coldwater Creek Inc. *	493,400	2,600,218
		17,073,614
APPLICATION SOFTWARE—9.0%
Cadence Design Systems, Inc. *	518,600	3,956,918
Concur Technologies Inc. *	98,400	4,864,896
Informatica Corp. *	137,700	5,289,057
Nice Systems Ltd. #*	192,000	6,007,680
Pegasystems Inc.	149,000	4,626,450
QLIK Technologies Inc. *	154,500	3,406,725
Solera Holdings Inc.	130,100	5,745,216
Taleo Corp., Cl. A *	152,600	4,423,874
Ultimate Software Group Inc. *	111,500	4,308,360
VanceInfo Technologies Inc. #*	142,700	4,614,918
		47,244,094
AUTO PARTS & EQUIPMENT—1.0%
Dana Holding Corp.*	433,300	5,338,256

BIOTECHNOLOGY—2.3%
Acorda Therapeutics Inc. *	58,300	1,925,066
Cubist Pharmaceuticals Inc. *	91,100	2,130,829
Incyte Corp., Ltd. *	83,600	1,336,764
Savient Pharmaceuticals Inc. *	127,400	2,913,638
United Therapeutics Corp. *	65,700	3,679,857
		11,986,154
CASINOS & GAMING—0.9%
WMS Industries Inc.*	121,900	4,640,733

COAL & CONSUMABLE FUELS—0.6%
Patriot Coal Corp.*	295,400	3,370,514

COMMODITY CHEMICALS—0.4%
STR Holdings Inc.*	108,700	2,341,398

COMMUNICATIONS EQUIPMENT—3.7%
Acme Packet Inc. *	54,700	2,075,318
Aruba Networks Inc. *	250,400	5,343,536
Finisar Corp. *	340,700	6,401,753
Riverbed Technology Inc. *	122,200	5,569,876
		19,390,483
COMPUTER STORAGE & PERIPHERALS—1.3%
QLogic Corp. *	280,900	4,955,076
Smart Technologies Inc., Cl. A *	123,700	1,676,135
		6,631,211
CONSTRUCTION & ENGINEERING—0.7%
Aecom Technology Corp.*	146,200	3,546,812

DATA PROCESSING & OUTSOURCED SERVICES—1.0%
Wright Express Corp.*	143,600	5,127,956

DISTRIBUTORS—1.1%
LKQ Corp.*	276,220	5,745,376

DIVERSIFIED CHEMICALS—0.3%
Solutia Inc.*	99,900	1,600,398

EDUCATION SERVICES—1.4%
American Public Education Inc. *	110,300	3,624,458

	SHARES	VALUE
COMMON STOCKS—(CONT.)
EDUCATION SERVICES—(CONT.)
Grand Canyon Education, Inc. *	163,800	$3,592,134
		7,216,592
ELECTRIC UTILITIES—1.2%
ITC Holdings Corp.	101,000	6,287,250

ELECTRICAL COMPONENTS & EQUIPMENT—2.3%
GrafTech International Ltd. *	324,700	5,075,061
Woodward Governor Co.	217,400	7,048,108
		12,123,169
ENVIRONMENTAL & FACILITIES SERVICES—2.7%
Clean Harbors, Inc. *	68,000	4,607,000
Tetra Tech Inc. *	148,800	3,120,336
Waste Connections Inc. *	159,700	6,333,702
		14,061,038
FOOD & STAPLES RETAILING—0.2%
United Natural Foods Inc.*	38,500	1,275,890

FOREST PRODUCTS—0.6%
Louisiana-Pacific Corp.*	425,800	3,223,306

GOLD—0.4%
Gammon Gold Inc.*	310,500	2,176,605

HEALTH CARE EQUIPMENT—4.3%
Arthrocare Corp. *	88,800	2,413,584
Insulet Corp. *	301,200	4,258,968
MAKO Surgical Corp. *	212,700	2,037,666
NuVasive Inc. *	97,800	3,436,692
Sirona Dental Systems Inc. *	99,200	3,575,168
Thoratec Corp. *	102,500	3,790,450
Wright Medical Group Inc. *	196,998	2,838,741
		22,351,269
HEALTH CARE FACILITIES—1.6%
LifePoint Hospitals Inc. *	152,300	5,339,638
Select Medical Holdings Corp. *	403,100	3,103,870
		8,443,508
HEALTH CARE SERVICES—1.7%
Catalyst Health Solutions, Inc. *	142,500	5,017,425
Gentiva Health Services Inc. *	169,300	3,699,205
		8,716,630
HEALTH CARE SUPPLIES—0.4%
AGA Medical Holdings Inc.*	159,800	2,230,808

HEALTH CARE TECHNOLOGY—2.0%
MedAssets Inc. *	208,500	4,386,840
Medidata Solutions Inc. *	321,400	6,170,880
		10,557,720
HOME FURNISHING RETAIL—1.0%
Williams-Sonoma Inc.	166,200	5,268,540

HOME FURNISHINGS—0.3%
Ethan Allen Interiors Inc.	98,200	1,714,572

HOTELS RESORTS & CRUISE LINES—1.8%
Gaylord Entertainment Co. *	171,800	5,239,900
Interval Leisure Group *	323,400	4,356,198
		9,596,098
HOUSEWARES & SPECIALTIES—1.1%
Tupperware Brands Corp.	124,300	5,687,968

HUMAN RESOURCE & EMPLOYMENT SERVICES—1.0%
Towers Watson & Co.	110,300	5,424,554

INDUSTRIAL MACHINERY—3.4%
Actuant Corp., Cl. A	292,000	6,704,319
Clarcor Inc.	120,600	4,658,778
RBC Bearings Inc. *	188,700	6,412,026
		17,775,123

	SHARES	VALUE
COMMON STOCKS—(CONT.)
INTERNET RETAIL—1.1%
Shutterfly Inc.*	224,965	$5,846,840

INTERNET SOFTWARE & SERVICES—4.0%
GSI Commerce Inc. *	217,000	5,359,900
LogMeIn, Inc. *	145,100	5,220,698
OpenTable Inc. *	100,600	6,848,848
VistaPrint Ltd. *	92,600	3,578,990
		21,008,436
INVESTMENT BANKING & BROKERAGE—1.1%
Greenhill & Co., Inc.	71,300	5,655,516

IT CONSULTING & OTHER SERVICES—0.4%
SRA International, Inc. Cl. A*	98,400	1,940,448

LEISURE FACILITIES—0.9%
Life Time Fitness Inc.*	113,250	4,469,978

LEISURE PRODUCTS—0.7%
Carter’s Inc.*	147,900	3,894,207

LIFE SCIENCES TOOLS & SERVICES—2.2%
Bruker Corp. *	390,000	5,471,700
ICON PLC #*	25,000	540,500
Parexel International Corp. *	238,100	5,507,253
		11,519,453
MANAGED HEALTH CARE—1.0%
Amerigroup Corp.*	128,700	5,465,889

METAL & GLASS CONTAINERS—0.7%
Silgan Holdings Inc.	122,900	3,895,930

OFFICE SERVICES & SUPPLIES—0.3%
American Reprographics Co.*	170,800	1,340,780

OIL & GAS EQUIPMENT & SERVICES—0.9%
Cal Dive International Inc. *	363,300	1,987,251
Dril-Quip Inc. *	40,495	2,515,144
		4,502,395
OIL & GAS EXPLORATION & PRODUCTION—1.9%
Kodiak Oil & Gas Corp. *	931,100	3,156,429
Mariner Energy Inc. *	95,700	2,318,811
Quicksilver Resources Inc. *	84,000	1,058,400
Rosetta Resources Inc. *	145,100	3,408,399
		9,942,039
PACKAGED FOODS & MEATS—2.2%
Diamond Foods, Inc.	107,500	4,406,425
Flowers Foods Inc.	138,200	3,432,888
Hain Celestial Group Inc. *	152,050	3,646,159
		11,485,472
PHARMACEUTICALS—2.7%
Auxilium Pharmaceuticals Inc. *	163,075	4,040,999
Eurand NV *	184,400	1,814,496
Medicis Pharmaceutical Corp., Cl. A	148,100	4,391,165
Optimer Pharmaceuticals Inc. *	396,500	3,635,905
		13,882,565
PUBLISHING—0.8%
Valassis Communications Inc.*	115,800	3,924,462

RAILROADS—1.1%
Genesee & Wyoming Inc., Cl. A*	136,000	5,901,040

REGIONAL BANKS—1.3%
Investors Bancorp, Inc. *	271,100	3,209,824
Signature Bank *	100,300	3,895,652
		7,105,476
REINSURANCE—0.8%
Platinum Underwriters Holdings Ltd.	91,100	3,964,672

	SHARES	VALUE
COMMON STOCKS—(CONT.)
RESEARCH & CONSULTING SERVICES—2.0%
FTI Consulting Inc. *	107,350	$3,723,972
ICF International Inc. *	145,800	3,655,206
Resources Connection Inc.	211,700	2,912,992
		10,292,170
RESTAURANTS—1.2%
Cheesecake Factory Inc., /The *	168,800	4,468,136
McCormick & Schmick’s Seafood Restaurants Inc. *	257,050	1,999,849
		6,467,985
SECURITY & ALARM SERVICES—1.2%
Geo Group Inc., /The*	261,100	6,096,685

SEMICONDUCTOR EQUIPMENT—1.2%
Novellus Systems Inc.*	232,700	6,185,166

SEMICONDUCTORS—4.3%
Applied Micro Circuits Corporation *	431,800	4,318,000
Atheros Communications Inc. *	146,600	3,862,910
Mellanox Technologies Ltd. *	169,773	3,334,342
Monolithic Power Systems Inc. *	213,100	3,479,923
Netlogic Microsystems Inc. *	106,100	2,926,238
Skyworks Solutions Inc. *	227,200	4,698,496
		22,619,909
SPECIALIZED CONSUMER SERVICES—1.0%
Sotheby’s	147,200	5,419,904

SPECIALTY CHEMICALS—1.7%
Kraton Performance Polymers Inc. *	100,200	2,720,430
Rockwood Holdings Inc. *	173,500	5,460,045
		8,180,475
SPECIALTY STORES—1.0%
Ulta Salon, Cosmetics & Fragrance, Inc.*	182,500	5,329,000

THRIFTS & MORTGAGE FINANCE—0.6%
Ocwen Financial Corp.*	316,400	3,208,296

TRUCKING—1.1%
Dollar Thrifty Automotive Group Inc.*	112,300	5,630,722

WIRELESS TELECOMMUNICATION SERVICES—1.1%
Syniverse Holdings Inc.*	250,800	5,685,636

TOTAL COMMON STOCKS
(Cost $449,966,308)		505,262,851

	PRINCIPAL AMOUNT
SHORT-TERM INVESTMENTS—3.7%
TIME DEPOSITS—3.7%
Citibank, London, 0.03%, 10/1/10(L2)	18,500,000	18,500,000
Wells Fargo, Grand Cayman, 0.03%, 10/1/10(L2)	635,046	635,046

TOTAL TIME DEPOSITS
(Cost $19,135,046)		19,135,046

Total Investments
(Cost $469,101,354)(a)	100.4%	524,397,897
Liabilities in Excess of Other Assets	(0.4)	(2,246,052)

NET ASSETS	100.0%	$522,151,845

‡                      Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*                      Non-income producing security.

#                      American Depository Receipts.

(a)            At September 30, 2010, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $469,560,093 amounted to $54,837,804 which consisted of aggregate gross unrealized appreciation of $75,265,463 and aggregate gross unrealized depreciation of $20,427,659.

(L2)     Security classified as Level 2 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Financial Statements.

THE ALGER PORTFOLIOS  |  ALGER GROWTH & INCOME PORTFOLIO

Schedule of Investments‡ (Unaudited) September 30, 2010

	SHARES	VALUE
COMMON STOCKS—98.5%
ADVERTISING—0.5%
Focus Media Holding Ltd.#*	6,650	$161,595

AEROSPACE & DEFENSE—2.2%
Boeing Co., /The	2,450	163,023
General Dynamics Corp.	4,200	263,801
Lockheed Martin Corp.	3,450	245,916
		672,740
AIR FREIGHT & LOGISTICS—1.8%
FedEx Corp.	3,100	265,050
United Parcel Service Inc., Cl. B	4,200	280,098
		545,148
APPAREL RETAIL—0.2%
J Crew Group Inc.*	2,200	73,964

APPLICATION SOFTWARE—0.1%
ChinaCache International Holdings Ltd.#*	1,450	20,155

BIOTECHNOLOGY—1.9%
Amgen Inc. *	3,700	203,906
Celgene Corp. *	2,250	129,623
Cephalon Inc. *	1,200	74,928
Gilead Sciences Inc. *	3,500	124,635
Human Genome Sciences Inc. *	1,750	52,133
		585,225
BROADCASTING & CABLE TV—0.8%
Scripps Networks Interactive Inc.	4,950	235,521

CABLE & SATELLITE—0.5%
Comcast Corp., Cl. A	9,100	154,791

CASINOS & GAMING—0.5%
International Game Technology	10,750	155,338

COAL & CONSUMABLE FUELS—0.7%
Peabody Energy Corp.	4,550	222,996

COMMUNICATIONS EQUIPMENT—3.2%
Brocade Communications Systems Inc. *	27,250	159,140
Cisco Systems Inc. *	21,130	462,747
Qualcomm Inc.	8,100	365,472
		987,359
COMPUTER HARDWARE—3.7%
Apple Inc. *	2,100	595,874
Hewlett-Packard Co.	12,650	532,186
		1,128,060
COMPUTER STORAGE & PERIPHERALS—0.7%
EMC Corp. *	4,050	82,256
Seagate Technology PLC *	11,200	131,936
		214,192
CONSTRUCTION & ENGINEERING—0.6%
Fluor Corp.	3,600	178,308

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—0.7%
Caterpillar Inc.	2,900	228,172

CONSTRUCTION MATERIALS—0.2%
Vulcan Materials Co.	1,250	46,150

DATA PROCESSING & OUTSOURCED SERVICES—0.6%
Mastercard Inc.	800	179,200

DEPARTMENT STORES—0.5%
Kohl’s Corp. *	1,600	84,288
Nordstrom Inc.	2,250	83,700
		167,988
DIVERSIFIED BANKS—0.9%
Wells Fargo & Co.	10,650	267,635

DIVERSIFIED CHEMICALS—1.3%
Dow Chemical Co., /The	7,750	212,815

	SHARES	VALUE
COMMON STOCKS—(CONT.)
DIVERSIFIED CHEMICALS—(CONT.)
EI Du Pont de Nemours & Co.	4,400	$196,328
		409,143
DRUG RETAIL—0.9%
CVS Caremark Corp.	9,050	284,804

ELECTRIC UTILITIES—2.3%
Brookfield Infrastructure Partners LP	6,800	131,920
Entergy Corp.	2,050	156,887
Southern Co.	11,350	422,674
		711,481
ENVIRONMENTAL & FACILITIES SERVICES—0.9%
Republic Services Inc.	9,250	282,033

FERTILIZERS & AGRICULTURAL CHEMICALS—0.9%
CF Industries Holdings Inc.	1,300	124,150
Monsanto Co.	2,050	98,257
Mosaic Co., /The	1,050	61,698
		284,105
FOREST PRODUCTS—0.7%
Weyerhaeuser Company	14,416	227,196

GOLD—1.0%
Goldcorp Inc.	7,200	313,344

HEALTH CARE EQUIPMENT—1.8%
Baxter International Inc.	1,700	81,107
Kinetic Concepts Inc. *	3,150	115,227
Medtronic Inc.	3,050	102,419
St. Jude Medical Inc. *	2,500	98,350
Zimmer Holdings Inc. *	2,700	141,291
		538,394
HEALTH CARE SERVICES—0.2%
Medco Health Solutions Inc.*	1,300	67,678

HOME ENTERTAINMENT SOFTWARE—0.5%
Take-Two Interactive Software Inc.*	14,600	148,044

HOME IMPROVEMENT RETAIL—1.1%
Lowe’s Companies, Inc.	14,500	323,205

HOMEBUILDING—1.1%
Toll Brothers Inc.*	17,850	339,507

HOTELS RESORTS & CRUISE LINES—1.2%
Carnival Corp.	5,200	198,692
Choice Hotels International Inc.	4,300	156,778
		355,470
HOUSEHOLD PRODUCTS—1.6%
Procter & Gamble Co., /The	8,016	480,720

HYPERMARKETS & SUPER CENTERS—1.4%
Wal-Mart Stores Inc.	8,050	430,836

INDUSTRIAL CONGLOMERATES—2.0%
General Electric Co.	17,050	277,062
McDermott International Inc. *	6,200	91,636
Tyco International Ltd.	6,350	233,236
		601,934
INDUSTRIAL MACHINERY—0.4%
Danaher Corp.	2,700	109,647

INTEGRATED OIL & GAS—7.2%
Chevron Corp.	9,750	790,238
ConocoPhillips	6,000	344,580
Exxon Mobil Corp.	17,600	1,087,503
		2,222,321
INTEGRATED TELECOMMUNICATION SERVICES—1.8%
Verizon Communications Inc.	16,500	537,735

	SHARES	VALUE
COMMON STOCKS—(CONT.)
INTERNET SOFTWARE & SERVICES—3.8%
eBay Inc. *	9,600	$234,240
Google Inc., Cl. A *	900	473,210
IAC/InterActiveCorp. *	11,475	301,448
Yahoo! Inc. *	14,245	201,852
		1,210,750
INVESTMENT BANKING & BROKERAGE—3.6%
Charles Schwab Corp., /The	12,200	169,580
Goldman Sachs Group Inc., /The	2,100	303,618
Lazard Ltd., Cl. A	10,658	373,882
Morgan Stanley	10,600	261,608
		1,108,688
IT CONSULTING & OTHER SERVICES—2.1%
International Business Machines Corp.	4,700	630,458

LEISURE PRODUCTS—0.5%
Coach Inc.	3,800	163,248

LIFE & HEALTH INSURANCE—2.0%
Aflac Inc.	1,450	74,980
MetLife Inc.	6,550	251,848
Prudential Financial Inc.	5,250	284,444
		611,272
MANAGED HEALTH CARE—0.8%
UnitedHealth Group Inc.	6,900	242,259

MARINE—0.5%
Navios Maritime Partners LP	8,600	159,788

METAL & GLASS CONTAINERS—0.5%
Owens-Illinois Inc.*	5,200	145,912

MOVIES & ENTERTAINMENT—3.0%
Regal Entertainment Group, Cl. A	17,450	228,944
Time Warner Inc.	2,450	75,093
Viacom Inc., Cl. B	7,200	260,567
World Wrestling Entertainment Inc.	22,450	312,279
		876,883
OFFICE REITS—0.6%
Digital Realty Trust Inc.	2,950	182,015

OIL & GAS DRILLING—1.0%
Diamond Offshore Drilling Inc.	2,150	145,706
Transocean Ltd. *	2,517	161,817
		307,523
OIL & GAS EQUIPMENT & SERVICES—1.6%
Schlumberger Ltd.	6,300	388,143
Weatherford International Ltd. *	5,350	91,485
		479,628
OIL & GAS EXPLORATION & PRODUCTION—2.2%
Anadarko Petroleum Corp.	2,700	154,035
Chesapeake Energy Corp.	6,300	142,695
Devon Energy Corp.	3,800	246,011
Plains Exploration & Production Co. *	4,850	129,350
		672,091
OIL & GAS STORAGE & TRANSPORTATION—1.0%
Enterprise Products Partners LP	7,950	315,377

OTHER DIVERSIFIED FINANCIAL SERVICES—3.0%
Bank of America Corp.	27,000	353,970
JPMorgan Chase & Co.	14,700	559,628
		913,598
PACKAGED FOODS & MEATS—2.4%
General Mills Inc.	4,900	179,046
HJ Heinz Co.	3,250	153,953
Kellogg Co.	1,500	75,765

	SHARES	VALUE
COMMON STOCKS—(CONT.)
PACKAGED FOODS & MEATS—(CONT.)
Kraft Foods Inc., Cl. A	10,867	$335,355
		744,119
PHARMACEUTICALS—5.3%
Abbott Laboratories	10,650	556,355
Johnson & Johnson	7,750	480,190
Mylan Inc. *	6,050	113,801
Pfizer Inc.	28,550	490,204
		1,640,550
PROPERTY & CASUALTY INSURANCE—1.0%
Travelers Cos., Inc., /The	6,100	317,810

RAILROADS—1.1%
CSX Corp.	6,150	340,218

RESEARCH & CONSULTING SERVICES—0.4%
FTI Consulting Inc.*	3,800	131,822

RESTAURANTS—1.0%
McDonald’s Corp.	4,250	316,668

RETAIL REITS—0.3%
Macerich Co., /The	2,150	92,343

SEMICONDUCTORS—1.3%
Intel Corp.	18,050	347,101
Micron Technology Inc. *	8,550	61,646
		408,747
SOFT DRINKS—3.1%
Coca-Cola Co., /The	7,050	412,565
Hansen Natural Corp. *	3,300	153,846
PepsiCo Inc.	5,300	352,132
		918,543
SPECIALIZED FINANCE—0.5%
CME Group Inc.	636	165,646

SPECIALTY STORES—0.5%
Staples Inc.	7,850	164,222

SYSTEMS SOFTWARE—2.8%
Microsoft Corp.	23,350	571,841
Oracle Corp.	10,750	288,638
		860,479
THRIFTS & MORTGAGE FINANCE—0.4%
People’s United Financial Inc.	9,750	127,628

TOBACCO—2.3%
Altria Group Inc.	15,300	367,506
Philip Morris International Inc.	6,250	350,125
		717,631
TRUCKING—0.5%
Hertz Global Holdings Inc.*	13,650	144,554

WIRELESS TELECOMMUNICATION SERVICES—0.8%
Vodafone Group PLC#	10,050	249,341

TOTAL COMMON STOCKS
(Cost $30,787,627)		30,251,945

CONVERTIBLE PREFERRED STOCK—0.6%
ELECTRIC UTILITIES—0.6%
PPL Corp., 9.50%, 7/1/2013*
(Cost $150,000)	3,000	171,180

MANDATORY CONVERTIBLE PREFERRED STOCK—0.5%
OTHER DIVERSIFIED FINANCIAL SERVICES—0.5%
Citigroup Inc., 7.50%, 12/15/2012*(a)
(Cost $119,600)	1,196	141,738

	SHARES	VALUE
PREFERRED STOCKS—0.3%
OTHER DIVERSIFIED FINANCIAL SERVICES—0.3%
Citigroup Capital XIII, 7.88%, 10/30/1940*
(Cost $101,250)	4,050	$101,250

	PRINCIPAL AMOUNT
SHORT-TERM INVESTMENTS—0.3%
TIME DEPOSITS—0.3%
Citibank, London, 0.03%, 10/01/10(L2)
(Cost $99,234)	99,234	99,234

Total Investments
(Cost $31,257,711)(b)	100.2%	30,765,347
Liabilities in Excess of Other Assets	(0.2)	(73,468)

NET ASSETS	100.0%	$30,691,879

‡                      Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*                      Non-income producing security.

#                      American Depository Receipts.

(a)            These securities are required to be converted on the date listed; they generally may be converted prior to this date at the option of the holder.

(b)            At September 30, 2010, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $31,192,964 amounted to $427,617 which consisted of aggregate gross unrealized appreciation of $2,685,379 and aggregate gross unrealized depreciation of $3,112,996.

(L2)     Security classified as Level 2 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Financial Statements.

THE ALGER PORTFOLIOS  |  ALGER BALANCED PORTFOLIO

Schedule of Investments‡ (Unaudited) September 30, 2010

	SHARES	VALUE
COMMON STOCKS—47.0%
ADVERTISING—0.2%
Focus Media Holding Ltd.#*	12,200	$296,460

AEROSPACE & DEFENSE—1.6%
BE Aerospace Inc. *	9,000	272,790
Boeing Co., /The	4,300	286,122
General Dynamics Corp.	8,100	508,761
ITT Corp.	6,000	280,980
Lockheed Martin Corp.	6,200	441,936
		1,790,589
AIR FREIGHT & LOGISTICS—0.9%
FedEx Corp.	5,700	487,350
United Parcel Service Inc., Cl. B	9,000	600,210
		1,087,560
APPLICATION SOFTWARE—0.3%
ChinaCache International Holdings Ltd. #*	2,700	37,530
Intuit Inc. *	6,400	280,384
		317,914
ASSET MANAGEMENT & CUSTODY BANKS—0.4%
Invesco Ltd.	10,400	220,792
Legg Mason Inc.	7,500	227,325
		448,117
BIOTECHNOLOGY—0.9%
Amgen Inc. *	5,500	303,105
Celgene Corp. *	6,400	368,704
Cephalon Inc. *	3,100	193,564
Gilead Sciences Inc. *	4,100	146,001
Human Genome Sciences Inc. *	2,100	62,559
		1,073,933
BROADCASTING & CABLE TV—0.5%
Scripps Networks Interactive Inc.	11,800	561,444

CABLE & SATELLITE—0.2%
Comcast Corp., Cl. A	14,700	250,047

CASINOS & GAMING—0.2%
International Game Technology	15,300	221,085

COAL & CONSUMABLE FUELS—0.3%
Peabody Energy Corp.	7,500	367,575

COMMUNICATIONS EQUIPMENT—1.7%
Brocade Communications Systems Inc. *	45,800	267,472
Cisco Systems Inc. *	50,700	1,110,330
Qualcomm Inc.	14,700	663,264
		2,041,066
COMPUTER HARDWARE—2.9%
Apple Inc. *	8,900	2,525,375
Hewlett-Packard Co.	23,200	976,024
		3,501,399
COMPUTER STORAGE & PERIPHERALS—0.8%
EMC Corp. *	34,400	698,664
NetApp Inc. *	4,500	224,055
		922,719
CONSTRUCTION & ENGINEERING—0.4%
Fluor Corp.	6,800	336,804
Foster Wheeler AG *	7,500	183,450
		520,254
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—0.9%
Caterpillar Inc.	5,500	432,740
Deere & Co.	5,000	348,900
Joy Global Inc.	3,900	274,248
		1,055,888
DATA PROCESSING & OUTSOURCED SERVICES—0.5%
Mastercard Inc.	2,500	560,000

	SHARES	VALUE
COMMON STOCKS—(CONT.)
DIVERSIFIED BANKS—0.3%
Wells Fargo & Co.	15,700	$394,541

DIVERSIFIED CHEMICALS—0.3%
EI Du Pont de Nemours & Co.	7,700	343,574

DRUG RETAIL—0.8%
CVS Caremark Corp.	16,200	509,814
Walgreen Co.	14,000	469,000
		978,814
ENVIRONMENTAL & FACILITIES SERVICES—0.2%
Republic Services Inc.	6,800	207,332

EXCHANGE TRADED FUNDS—1.0%
iPATH S&P 500 VIX Short-Term Futures ETN *	4,200	72,744
iShares FTSE/Xinhua China 25 Index Fund	20,956	897,335
ProShares UltraShort 20+ Year Treasury *	7,490	234,063
		1,204,142
FERTILIZERS & AGRICULTURAL CHEMICALS—0.8%
CF Industries Holdings Inc.	2,500	238,750
Monsanto Co.	4,600	220,478
Mosaic Co., /The	1,900	111,644
Potash Corporation of Saskatchewan Inc.	2,000	288,080
		858,952
FOOTWEAR—0.4%
NIKE Inc., Cl. B	6,200	496,868

FOREST PRODUCTS—0.2%
Weyerhaeuser Company	16,659	262,546

GENERAL MERCHANDISE STORES—0.4%
Target Corp.	8,000	427,520

GOLD—0.5%
Goldcorp Inc.	8,800	382,976
Yamana Gold Inc.	23,000	262,200
		645,176
HEALTH CARE EQUIPMENT—0.6%
Covidien PLC	4,400	176,836
Medtronic Inc.	7,200	241,776
Zimmer Holdings Inc. *	5,200	272,116
		690,728
HEALTH CARE SUPPLIES—0.2%
Alere Inc.*	8,600	265,998

HOME ENTERTAINMENT SOFTWARE—0.4%
Electronic Arts Inc. *	12,700	208,661
Take-Two Interactive Software Inc. *	31,800	322,452
		531,113
HOME IMPROVEMENT RETAIL—0.1%
Lowe’s Companies, Inc.	6,500	144,885

HOMEBUILDING—0.5%
Toll Brothers Inc.*	32,500	618,150

HOTELS RESORTS & CRUISE LINES—0.1%
Carnival Corp.	4,200	160,482

HOUSEHOLD PRODUCTS—0.7%
Procter & Gamble Co., /The	13,300	797,601

HYPERMARKETS & SUPER CENTERS—1.0%
Costco Wholesale Corp.	5,200	335,348
Wal-Mart Stores Inc.	16,500	883,080
		1,218,428
INDUSTRIAL CONGLOMERATES—1.2%
3M Co.	7,000	606,970
General Electric Co.	21,700	352,625
McDermott International Inc. *	12,300	181,794

	SHARES	VALUE
COMMON STOCKS—(CONT.)
INDUSTRIAL CONGLOMERATES—(CONT.)
Tyco International Ltd.	8,700	$319,551
		1,460,940
INDUSTRIAL GASES—0.2%
Praxair Inc.	2,900	261,754

INTEGRATED OIL & GAS—2.0%
Chevron Corp.	9,800	794,290
Exxon Mobil Corp.	19,200	1,186,368
Petroleo Brasileiro SA #	10,400	377,208
		2,357,866
INTEGRATED TELECOMMUNICATION SERVICES—0.3%
Verizon Communications Inc.	12,000	391,080

INTERNET RETAIL—1.0%
Amazon.com Inc. *	3,000	471,180
Expedia Inc.	19,600	552,916
		1,024,096
INTERNET SOFTWARE & SERVICES—2.2%
eBay Inc. *	22,950	559,980
Google Inc., Cl. A *	1,800	946,422
IAC/InterActiveCorp. *	22,050	579,254
Yahoo! Inc. *	36,300	514,371
		2,600,027
INVESTMENT BANKING & BROKERAGE—1.1%
Charles Schwab Corp., /The	20,400	283,560
Goldman Sachs Group Inc., /The	2,200	318,076
Lazard Ltd., Cl. A	11,460	402,017
Morgan Stanley	16,600	409,688
		1,413,341
IT CONSULTING & OTHER SERVICES—1.2%
Cognizant Technology Solutions Corp., Cl. A *	4,300	277,221
International Business Machines Corp.	8,500	1,140,190
		1,417,411
LEISURE PRODUCTS—0.2%
Coach Inc.	6,400	274,944

LIFE & HEALTH INSURANCE—0.5%
MetLife Inc.	6,100	234,545
Prudential Financial Inc.	6,400	346,752
		581,297
LIFE SCIENCES TOOLS & SERVICES—0.5%
Charles River Laboratories International Inc. *	3,500	116,025
Thermo Fisher Scientific Inc. *	9,900	474,012
		590,037
MANAGED HEALTH CARE—0.6%
Aetna Inc.	7,600	240,236
UnitedHealth Group Inc.	13,400	470,474
		710,710
METAL & GLASS CONTAINERS—0.2%
Owens-Illinois Inc.*	9,100	255,346

MOVIES & ENTERTAINMENT—0.5%
Regal Entertainment Group, Cl. A	9,500	124,640
Viacom Inc., Cl. B	14,200	513,898
		638,538
OFFICE REITS—0.2%
Digital Realty Trust Inc.	4,700	289,990

OIL & GAS DRILLING—0.3%
Transocean Ltd.*	4,883	313,928

OIL & GAS EQUIPMENT & SERVICES—1.1%
Cameron International Corp. *	12,600	541,296
Schlumberger Ltd.	10,400	640,744

	SHARES	VALUE
COMMON STOCKS—(CONT.)
OIL & GAS EQUIPMENT & SERVICES—(CONT.)
Weatherford International Ltd. *	8,400	$143,640
		1,325,680
OIL & GAS EXPLORATION & PRODUCTION—1.1%
Anadarko Petroleum Corp.	5,100	290,955
Chesapeake Energy Corp.	17,200	389,580
Devon Energy Corp.	3,000	194,220
Nexen Inc.	6,100	122,610
Plains Exploration & Production Co. *	10,000	266,700
		1,264,065
OIL & GAS STORAGE & TRANSPORTATION—0.2%
Enterprise Products Partners LP	7,000	277,690

OTHER DIVERSIFIED FINANCIAL SERVICES—1.1%
Bank of America Corp.	49,100	643,701
JPMorgan Chase & Co.	17,400	662,418
		1,306,119
PACKAGED FOODS & MEATS—0.4%
Kraft Foods Inc., Cl. A	16,500	509,190

PHARMACEUTICALS—2.9%
Abbott Laboratories	17,000	888,080
Johnson & Johnson	12,300	762,108
Merck & Co., Inc.	8,600	316,566
Mylan Inc. *	22,400	421,344
Pfizer Inc.	46,120	791,880
Shire PLC #	4,000	269,120
		3,449,098
PROPERTY & CASUALTY INSURANCE—0.3%
Travelers Cos., Inc., /The	6,700	349,070

RAILROADS—0.2%
CSX Corp.	3,500	193,620

RESEARCH & CONSULTING SERVICES—0.2%
FTI Consulting Inc.*	7,100	246,299

RESTAURANTS—0.6%
Cheesecake Factory Inc., /The *	8,600	227,642
McDonald’s Corp.	6,700	499,217
		726,859
RETAIL REITS—0.2%
Macerich Co., /The	4,200	180,390

SEMICONDUCTOR EQUIPMENT—0.4%
Lam Research Corp. *	8,300	347,355
Novellus Systems Inc. *	3,200	85,056
		432,411
SEMICONDUCTORS—0.6%
Intel Corp.	35,100	674,973

SOFT DRINKS—1.4%
Coca-Cola Co., /The	11,600	678,832
Hansen Natural Corp. *	6,000	279,720
PepsiCo Inc.	9,600	637,824
		1,596,376
SPECIALIZED FINANCE—0.8%
CME Group Inc.	1,328	345,878
Hong Kong Exchanges and Clearing Ltd.	18,400	362,346
IntercontinentalExchange Inc. *	1,900	198,968
		907,192
SPECIALTY STORES—0.2%
Staples Inc.	11,200	234,304

SYSTEMS SOFTWARE—0.9%
Microsoft Corp.	42,750	1,046,948

TOBACCO—0.8%
Altria Group Inc.	11,700	281,034

	SHARES	VALUE
COMMON STOCKS—(CONT.)
TOBACCO—(CONT.)
Philip Morris International Inc.	11,500	$644,230
		925,264
TRUCKING—0.2%
Hertz Global Holdings Inc.*	26,700	282,753

TOTAL COMMON STOCKS
(Cost $56,475,948)		55,772,506

CONVERTIBLE PREFERRED STOCK—0.9%
ELECTRIC UTILITIES—0.4%
PPL Corp., 9.50%, 7/1/2013*	8,000	456,480

MULTI-LINE INSURANCE—0.5%
Hartford Financial Services Group Inc., 7.25%, 4/1/2013*	28,000	664,160

TOTAL CONVERTIBLE PREFERRED STOCK
(Cost $1,125,900)		1,120,640

MANDATORY CONVERTIBLE PREFERRED STOCK—0.7%
OTHER DIVERSIFIED FINANCIAL SERVICES—0.7%
Citigroup Inc., 7.50%, 12/15/2012*(a)
(Cost $715,925)	7,000	829,570

PREFERRED STOCKS—1.3%
DIVERSIFIED BANKS—0.9%
HSBC Holdings PLC, 8.0%%, 12/15/2015*	40,000	1,079,200

OTHER DIVERSIFIED FINANCIAL SERVICES—0.2%
Citigroup Capital XIII, 7.88%, 10/30/1940*	8,100	202,500

RETAIL REITS—0.2%
Kimco Realty Corp., 6.90%, *	10,500	259,665

TOTAL PREFERRED STOCKS
(Cost $1,465,000)		1,541,365

	PRINCIPAL AMOUNT
CONVERTIBLE CORPORATE BONDS—3.4%
COMPUTER STORAGE & PERIPHERALS—0.6%
SanDisk Corp., 1.50%, 8/15/17(L2)	800,000	744,999

GOLD—0.7%
AngloGold Ashanti Holdings Finance PLC, 3.50%, 5/22/14(L2)(b)	650,000	772,688

MULTI-UTILITIES—0.6%
CMS Energy Corp., 5.50%, 6/15/29(L2)	500,000	673,125

OIL & GAS EXPLORATION & PRODUCTION—0.7%
Bill Barrett Corp., 5.00%, 3/15/28(L2)	400,000	407,999
Quicksilver Resources Inc., 1.88%, 11/1/24(L2)	350,000	370,563
		778,562
SEMICONDUCTORS—0.4%
Intel Corp., 3.25%, 8/1/39(L2)(b)	425,000	498,313

WIRELESS TELECOMMUNICATION SERVICES—0.4%
SBA Communications Corp., 4.00%, 10/1/14(L2)	350,000	514,938

TOTAL CONVERTIBLE CORPORATE BONDS
(Cost $3,499,267)		3,982,625

CORPORATE BONDS—28.4%
AEROSPACE & DEFENSE—0.9%
Bombardier Inc., 7.75%, 3/15/20(L2)(b)	650,000	705,250
L-3 Communications Corp., 4.75%, 7/15/20(L2)	350,000	367,809
		1,073,059
APPLICATION SOFTWARE—0.6%
Adobe Systems Inc., 4.75%, 2/1/20(L2)	650,000	700,973

AUTOMOBILE MANUFACTURERS—0.6%
Toyota Motor Credit Corp., 1.38%, 8/12/13(L2)	650,000	655,511

	PRINCIPAL AMOUNT	VALUE
CORPORATE BONDS—(CONT.)
CABLE & SATELLITE—0.6%
Cablevision Systems Corp., 7.75%, 4/15/18(L2)	$150,000	$159,375
Comcast Corp., 5.70%, 7/1/19(L2)	625,000	718,478
		877,853
COMMUNICATIONS EQUIPMENT—0.3%
Cisco Systems Inc., 4.95%, 2/15/19(L2)	350,000	401,102

COMPUTER HARDWARE—0.6%
Hewlett-Packard Co., 6.13%, 3/1/14(L2)	600,000	693,914

CONSTRUCTION MATERIALS—0.2%
Owens Corning, 9.00%, 6/15/19(L2)	250,000	296,187

CONSUMER FINANCE—3.4%
Ally Financial Inc., 7.50%, 9/15/20(L2)(b)	650,000	695,500
American Express Credit Corp., 7.30%, 8/20/13(L2)	600,000	690,113
Capital One Capital V, 10.25%, 8/15/39(L2)	1,300,000	1,415,375
MBNA Capital A, 8.28%, 12/1/26(L2)	650,000	671,125
SLM Corp., 8.00%, 3/25/20(L2)	650,000	646,069
		4,118,182
DIVERSIFIED BANKS—0.9%
Bank of Montreal, 2.13%, 6/28/13(L2)	350,000	361,412
Societe Generale, 2.20%, 9/14/13(L2)(b)	650,000	653,637
		1,015,049
DIVERSIFIED METALS & MINING—0.4%
Anglo American Capital PLC, 9.38%, 4/8/14(L2)(b)	350,000	431,244

ELECTRIC UTILITIES—1.2%
Enel Finance International SA, 5.13%, 10/7/19(L2)(b)	650,000	690,589
Florida Power Corp., 5.80%, 9/15/17(L2)	600,000	715,292
		1,405,881
HEALTH CARE DISTRIBUTORS—0.6%
AmerisourceBergen Corp., 4.88%, 11/15/19(L2)	650,000	703,623

HEALTH CARE FACILITIES—0.6%
Omega Healthcare Investors Inc., 7.00%, 4/1/14(L2)	650,000	666,656

HEALTH CARE SERVICES—0.6%
HCA Inc., 7.25%, 9/15/20(L2)	650,000	698,750

HOMEBUILDING—1.1%
Lennar Corp., 12.25%, 6/1/17(L2)	650,000	770,251
Meritage Homes Corp., 7.15%, 4/15/20(L2)	650,000	617,500
		1,387,751
HOTELS RESORTS & CRUISE LINES—0.2%
Wyndham Worldwide Corp., 7.38%, 3/1/20(L2)	175,000	187,350

INDUSTRIAL CONGLOMERATES—1.5%
General Electric Capital Corp., 2.50%, 8/11/15(L2)	1,300,000	1,290,499
Tyco International Finance SA, 8.50%, 1/15/19(L2)	320,000	424,805
		1,715,304
INTEGRATED TELECOMMUNICATION SERVICES—0.6%
Cellco Partnership / Verizon Wireless Capital LLC, 7.38%, 11/15/13(L2)	600,000	710,510

LIFE & HEALTH INSURANCE—0.7%
Lincoln National Corp., 8.75%, 7/1/19(L2)	350,000	450,954
Prudential Financial Inc., 8.88%, 6/15/38(L2)	350,000	393,750
		844,704
LIFE SCIENCES TOOLS & SERVICES—0.3%
Life Technologies Corp., 4.40%, 3/1/15(L2)	350,000	373,725

METAL & GLASS CONTAINERS—0.2%
Ball Corp., 7.13%, 9/1/16(L2)	250,000	271,250

MORTGAGE REITS—0.7%
Reckson Operating Partnership LP, 7.75%, 3/15/20(L2)(b)	825,000	835,831

MOVIES & ENTERTAINMENT—0.3%
Time Warner Cable Inc., 8.25%, 2/14/14(L2)	125,000	149,294

	PRINCIPAL AMOUNT	VALUE
CORPORATE BONDS—(CONT.)
MOVIES & ENTERTAINMENT—(CONT.)
Time Warner Inc., 3.15%, 7/15/15(L2)	$150,000	$155,651
		304,945
MULTI-LINE INSURANCE—0.2%
International Lease Finance Corp., 6.50%, 9/1/14(L2)(b)	175,000	188,563

MULTI-UTILITIES—0.9%
Consolidated Edison Co., of New York Inc., 5.30%, 12/1/16(L2)	875,000	1,017,634

OIL & GAS DRILLING—0.6%
Transocean Inc., 6.50%, 11/15/20(L2)	650,000	709,233

OIL & GAS EXPLORATION & PRODUCTION—1.6%
Anadarko Petroleum Corp., 6.38%, 9/15/17(L2)	650,000	717,285
Devon Energy Corp., 6.30%, 1/15/19(L2)	350,000	424,222
Plains Exploration & Production Co., 7.63%, 4/1/20(L2)	650,000	684,938
		1,826,445
OIL & GAS STORAGE & TRANSPORTATION—0.5%
Inergy LP/Inergy Finance Corp., 7.00%, 10/1/18(L2)(b)	175,000	180,250
Williams Cos Inc., /The, 8.75%, 1/15/20(L2)	350,000	439,252
		619,502
OTHER DIVERSIFIED FINANCIAL SERVICES—1.4%
Citigroup Inc., 8.50%, 5/22/19(L2)	600,000	742,991
JPMorgan Chase & Co., 7.90%, 12/30/49(L2)	1,000,000	1,075,271
		1,818,262
PACKAGED FOODS & MEATS—0.1%
Kraft Foods Inc., 6.75%, 2/19/14(L2)	125,000	145,463

PHARMACEUTICALS—1.1%
AstraZeneca PLC, 5.40%, 6/1/14(L2)	600,000	685,177
Roche Holdings Inc., 5.00%, 3/1/14(L2)(b)	600,000	671,368
		1,356,545
PROPERTY & CASUALTY INSURANCE—1.3%
Liberty Mutual Group Inc., 7.80%, 3/15/37(L2)(b)	700,000	668,500
XL Group PLC, 6.50%, 12/31/49(L2)	1,000,000	835,000
		1,503,500
PUBLISHING—0.6%
Valassis Communications Inc., 8.25%, 3/1/15(L2)	650,000	685,750

REINSURANCE—1.1%
White Mountains Re Group Ltd., 6.38%, 3/20/17(L2)(b)	1,300,000	1,315,902

SEMICONDUCTORS—0.3%
Analog Devices Inc., 5.00%, 7/1/14(L2)	350,000	384,968

SOFT DRINKS—0.7%
Coco-Cola Co., /The, 4.88%, 3/15/19(L2)	700,000	805,425

SPECIALIZED REITS—0.4%
Host Hotels & Resorts LP, 7.13%, 11/1/13(L2)	448,000	458,080

SYSTEMS SOFTWARE—0.3%
Microsoft Corp., 3.00%, 10/1/20(L2)	350,000	349,847

WIRELESS TELECOMMUNICATION SERVICES—0.2%
MetroPCS Wireless Inc., 7.88%, 9/1/18(L2)	175,000	181,125

TOTAL CORPORATE BONDS (Cost $31,053,098)		33,735,598

COLLATERALIZED MORTGAGE OBLIGATIONS—2.1%
ASSET BACKED SECURITIES—2.1%
American Tower Trust, 2007-1A, 5.96%, 4/15/37(L2)(b)	1,500,000	1,600,845
LB-UBS Commercial Mortgage Trust, 5.21%, 7/15/37(L2)	850,000	866,439
		2,467,284
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,343,157)		2,467,284

	PRINCIPAL AMOUNT	VALUE
ASSET BACKED SECURITIES—0.9%
MULTI-UTILITIES—0.3%
CenterPoint Energy Transition Bond Co., LLC, 2005A, 4.97%, 8/1/14(L2)	$368,533	$383,862

OTHER DIVERSIFIED FINANCIAL SERVICES—0.6%
Nissan Auto Receivables Owner Trust, 2005A, 3.20%, 2/15/13(L2)	650,000	661,508

TOTAL ASSET BACKED SECURITIES (Cost $1,019,119)		1,045,370

U.S. GOVERNMENT & AGENCY MORTGAGE BACKED OBLIGATIONS—3.8% (c)
COLLATERALIZED MORTGAGE BACKED OBLIGATIONS—3.3%
Federal National Mortgage Association, REMICS,
6.00%, 4/25/35 +,(L2)	1,800,000	2,002,232
Federal Home Loan Mortgage Corp., REMICS,
6.00%, 8/15/29 +,(L2)	1,685,596	1,700,422
Government National Mortgage Association, REMICS,
5.00%, 5/16/29 +,(L2)	308,158	310,536
		4,013,190
FEDERAL NATIONAL MORTGAGE ASSOCIATION—0.5%
Federal National Mortgage Association,
5.00%, 4/01/18 (L2)	539,965	577,512

TOTAL U.S. GOVERNMENT & AGENCY MORTGAGE BACKED OBLIGATIONS (Cost $4,351,601)		4,590,702

U.S. GOVERNMENT & AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED)—10.4% (c)
FEDERAL HOME LOAN BANK—0.2%
Federal Home Loan Banks,
5.38%, 6/08/12 (L2)	200,000	216,467

FEDERAL NATIONAL MORTGAGE ASSOCIATION—2.7%
Federal National Mortgage Association,
4.63%, 5/01/13 (L2)	1,400,000	1,517,345
5.00%, 2/13/17 (L2)	1,400,000	1,645,783
		3,163,128
U.S. GOVERNMENT NOTE/BOND—7.5%
U.S. Treasury Bonds(L2)
5.25%, 11/15/28 (L2)	1,000,000	1,263,594

U.S. Treasury Notes
5.00%, 8/15/11 (L2)	1,285,000	1,338,659
1.13%, 1/15/12 (L2)	1,400,000	1,414,657
1.50%, 12/31/13 (L2)	1,400,000	1,435,109
4.50%, 2/15/16 (L2)	640,000	742,700
4.75%, 8/15/17 (L2)	640,000	759,950
3.50%, 2/15/18 (L2)	150,000	165,680
3.38%, 11/15/19 (L2)	1,650,000	1,777,746
		7,634,501
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED) (Cost $11,413,997)		12,277,690

	PRINCIPAL AMOUNT	VALUE
SHORT-TERM INVESTMENTS—0.3%
TIME DEPOSITS—0.3%
Citibank, London, 0.03%, 10/01/10(L2) (Cost $349,671)	$349,671	$349,671

Total Investments (Cost $113,812,683)(d)	99.2%	117,713,021
Other Assets in Excess of Liabilities	0.8	925,349

NET ASSETS	100.0%	$118,638,370

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

+	Real Estate Mortgage Investment Conduit
*	Non-income producing security.
#	American Depository Receipts.
(a)	These securities are required to be converted on the date listed; they generally may be converted prior to this date at the option of the holder.
(b)

Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.  These securities are deemed to be liquid and represent 8.4% of the net assets of the Fund.

(c)	Securities issued by these agencies, except for United States Treasury Notes and Bonds, are neither guaranteed nor issued by the United States Government.
(d)

At September 30, 2010, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $113,893,834 amounted to $3,819,187 which consisted of aggregate gross unrealized appreciation of $11,745,987 and aggregate gross unrealized depreciation of $7,926,800.

(L2)	Security classified as Level 2 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Financial Statements.

THE ALGER PORTFOLIOS|

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:

The Alger Portfolios (formerly The Alger American Fund) (the “Fund”) is a diversified, open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Fund operates as a series company currently issuing seven series of shares of beneficial interest: the Capital Appreciation Portfolio, Large Cap Growth Portfolio, Mid Cap Growth Portfolio, SMid Cap Growth Portfolio, Small Cap Growth Portfolio, Growth & Income Portfolio, and Balanced Portfolio (collectively the “Portfolios” and individually “Portfolio”). The Capital Appreciation Portfolio, Large Cap Growth Portfolio, Mid Cap Growth Portfolio, SMid Cap Growth Portfolio and Small Cap Growth Portfolio invest primarily in equity securities and each has an investment objective of long-term capital appreciation. The Growth & Income Portfolio’s primary investment objective is to provide a high level of dividend income by investing primarily in dividend-paying equity securities; capital appreciation is a secondary objective. The Balanced Portfolio’s investment objectives are current income and long-term capital appreciation which it seeks to achieve through investing in equity and fixed income securities. Shares of the Portfolios are available and are being marketed exclusively as a pooled funding vehicle for qualified retirement plans and for life insurance companies writing all types of variable annuity contracts and variable life insurance policies.

Each Portfolio offers Class I-2 and Class S shares except for the Growth & Income Portfolio and SMid Cap Growth Portfolio which only offer Class I-2 shares. Each class has identical rights to assets and earnings except that only Class S shares have a plan of distribution and bear the related expenses.

NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: Investments of the Portfolios are generally valued on each day the New York Stock Exchange (the “NYSE”) is open as of the close of the NYSE (normally 4:00 p.m. Eastern time). Securities for which such information is readily available are valued at the last reported sales price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the absence of reported sales, securities are valued at a price within the bid and asked price or, in the absence of a recent bid or asked price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

Debt securities generally traded in the over-the-counter market.  Securities with remaining maturities of one year or more at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity and type, as well as prices quoted by dealers who make markets in such securities.

The investments of short-term securities held by the Portfolios having a remaining maturity of sixty days or less, are valued at amortized cost which approximates market value. Shares of mutual funds are valued at the net asset value of the underlying mutual fund.

Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.

Securities in which the Portfolios invest may be traded in markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE (normally 4:00 p.m. Eastern time) may result in adjustments to the closing prices to reflect what the investment manager, pursuant to policies established by the Board of Trustees, believes to be the fair value of these securities as of the close of the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolios are open.

Financial Accounting Standards Board Accounting Standards Codification 820 - Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Portfolios would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the fund. Unobservable inputs are inputs that reflect the Fund’s own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•          Level 1 — quoted prices in active markets for identical investments

•          Level 2 — significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•          Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The Portfolios’ valuation techniques are consistent with the market approach whereby prices and other relevant information generated by market transactions involving identical or comparable assets are used to measure fair value.  Inputs for Level 1 include exchange listed prices and broker quotes in an active market.  Inputs for Level 2 include the last trade price in the case of a halted security, a broker quote in an inactive market, an exchange listed price which has been adjusted for fair value factors, and prices of closely related securities.  Additional Level 2 inputs include an evaluated price which is based upon on a compilation of observable market information such as spreads for fixed income and preferred securities.  Inputs for Level 3 include derived prices from unobservable market information which can include cash flows and other information obtained from a company’s financial statements, or from market indicators such as benchmarks and indices.

Transfers of investment assets and liabilities between levels are recognized at the end of a calendar quarter.

(b) Option Contracts: When a Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Portfolio on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Portfolio has realized a gain or loss. If a written put option is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Portfolios may also purchase put and call options. Purchasing call and put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included in the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying security to determine the realized gain or loss.

NOTE 3 — Fair Value Measurements:

On Jan. 21, 2010, the Financial Accounting Standards Board issued an Accounting Standards Update (the amendment), Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 or Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and the reason(s) for the transfer. Additionally purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after Dec. 15, 2009, however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after Dec. 15, 2010. At this time the Fund is evaluating the implications of the amendment to provide the Level 3 activity on a gross basis.

The major categories of securities and their respective fair value inputs are detailed in each Portfolio’s Schedule of Investments.  The following is a summary of the inputs used as of September 30, 2010 in valuing the Portfolios’ investments carried at fair value. There were no significant transfers of investment assets between Levels 1 and 2 during as of September 30, 2010.

Alger Capital Appreciation Portfolio	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$29,899,983	$29,899,983	—	—
Consumer Staples	10,886,640	10,886,640	—	—
Energy	24,347,471	24,347,471	—	—
Exchange Traded Funds	3,714,251	3,714,251	—	—
Financials	14,643,492	14,643,492	—	—
Health Care	29,061,605	29,061,605	—	—
Industrials	37,538,380	37,538,380	—	—
Information Technology	86,190,833	86,190,833	—	—
Materials	13,794,780	13,794,780	—	—
TOTAL COMMON STOCKS	$250,077,435	$250,077,435	—	—

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Capital Appreciation Portfolio	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
PURCHASE AGREEMENT
Energy	$2,561,093	—	$2,561,093	—
SHORT-TERM INVESTMENTS
Time Deposits	$11,517,123	—	$11,517,123	—
TOTAL INVESTMENTS IN SECURITIES	$264,155,651	$250,077,435	$14,078,216	—

Alger Large Cap Growth Portfolio	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$32,864,320	$32,864,320	—	—
Consumer Staples	29,652,888	29,652,888	—	—
Energy	29,510,243	29,510,243	—	—
Financials	20,071,517	20,071,517	—	—
Health Care	40,821,399	40,821,399	—	—
Industrials	40,589,992	40,589,992	—	—
Information Technology	104,531,668	104,531,668	—	—
Materials	17,114,604	17,114,604	—	—
Telecommunication Services	1,883,702	1,883,702	—	—
Utilities	3,135,608	3,135,608	—	—
TOTAL COMMON STOCKS	$320,175,941	$320,175,941	—	—

SHORT-TERM INVESTMENTS
Time Deposits	$9,242,722	—	$9,242,722	—
TOTAL INVESTMENTS IN SECURITIES	$329,418,663	$320,175,941	$9,242,722	—

Alger Mid Cap Growth Portfolio	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$31,433,556	$31,433,556	—	—
Consumer Staples	5,031,694	5,031,694	—	—
Energy	10,125,211	10,125,211	—	—
Financials	18,060,325	18,060,325	—	—
Health Care	26,979,781	26,979,781	—	—
Industrials	27,897,600	27,897,600	—	—
Information Technology	42,246,981	42,246,981	—	—
Materials	6,793,942	6,793,942	—	—
TOTAL COMMON STOCKS	$168,569,090	$168,569,090	—	—

CONVERTIBLE CORPORATE BONDS
Telecommunication Services	$2,183,335	—	$2,183,335	—

PRIVATE EQUITY
Health Care	$1,260,003	—	—	$1,260,003

PURCHASE AGREEMENT
Energy	$2,446,636	—	$2,446,636	—

PURCHASED OPTIONS
Consumer Discretionary	$253,590	$253,590	—	—
Materials	$322,140	$322,140	—	—
TOTAL PURCHASED OPTIONS	$575,730	$575,730	—	—

SHORT-TERM INVESTMENTS
Time Deposits	$4,561,730	—	$4,561,730	—
TOTAL INVESTMENTS IN SECURITIES	$179,596,524	$169,144,820	$9,191,701	$1,260,003

SECURITIES SOLD SHORT
OPTIONS WRITTEN
Consumer Discretionary	$510,972	$510,972	—	—
Materials	$365,505	$365,505	—	—
TOTAL SECURITIES SOLD SHORT	$876,477	$876,477	—	—

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger SMid Cap Growth Portfolio	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$10,725,324	$10,725,324	—	—
Consumer Staples	1,327,468	1,327,468	—	—
Energy	2,024,538	2,024,538	—	—
Financials	3,873,867	3,873,867	—	—
Health Care	10,096,397	10,096,397	—	—
Industrials	11,661,481	11,661,481	—	—
Information Technology	15,054,373	15,054,373	—	—
Materials	2,395,521	2,395,521	—	—
Telecommunication Services	1,040,814	1,040,814	—	—
Utilities	741,398	741,398	—	—
TOTAL COMMON STOCKS	$58,941,181	$58,941,181	—	—

SHORT-TERM INVESTMENTS
Time Deposits	$2,487,724	—	$2,487,724	—
TOTAL INVESTMENTS IN SECURITIES	$61,428,905	$58,941,181	$2,487,724	—

Alger Small Cap Growth Portfolio	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$97,634,125	$97,634,125	—	—
Consumer Staples	12,761,362	12,761,362	—	—
Energy	17,814,948	17,814,948	—	—
Financials	19,933,960	19,933,960	—	—
Health Care	95,153,996	95,153,996	—	—
Industrials	98,425,759	98,425,759	—	—
Information Technology	130,147,703	130,147,703	—	—
Materials	21,418,112	21,418,112	—	—
Telecommunication Services	5,685,636	5,685,636	—	—
Utilities	6,287,250	6,287,250	—	—
TOTAL COMMON STOCKS	$505,262,851	$505,262,851	—	—
SHORT-TERM INVESTMENTS
Time Deposits	$19,135,046	—	$19,135,046	—
TOTAL INVESTMENTS IN SECURITIES	$524,397,897	$505,262,851	$19,135,046	—

Alger Growth & Income Portfolio	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$3,488,400	$3,488,400	—	—
Consumer Staples	3,576,653	3,576,653	—	—
Energy	4,219,936	4,219,936	—	—
Financials	3,786,635	3,786,635	—	—
Health Care	3,074,106	3,074,106	—	—
Industrials	3,394,364	3,394,364	—	—
Information Technology	5,787,444	5,787,444	—	—
Materials	1,425,850	1,425,850	—	—
Telecommunication Services	787,076	787,076	—	—
Utilities	711,481	711,481	—	—
TOTAL COMMON STOCKS	$30,251,945	$30,251,945	—	—

CONVERTIBLE PREFERRED STOCK
Utilities	$171,180	$171,180	—	—

MANDATORY CONVERTIBLE PREFERRED STOCK
Financials	$141,738	$141,738	—	—

PREFERRED STOCKS
Financials	$101,250	$101,250	—	—

SHORT-TERM INVESTMENTS
Time Deposits	$99,234	—	$99,234	—
TOTAL INVESTMENTS IN SECURITIES	$30,765,347	$30,666,113	$99,234	—

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Balanced Portfolio	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$6,075,682	$6,075,682	—	—
Consumer Staples	6,025,673	6,025,673	—	—
Energy	5,906,804	5,906,804	—	—
Exchange Traded Funds	1,204,142	1,204,142	—	—
Financials	5,870,057	5,870,057	—	—
Health Care	6,780,504	6,780,504	—	—
Industrials	6,845,235	6,845,235	—	—
Information Technology	14,045,981	14,045,981	—	—
Materials	2,627,348	2,627,348	—	—
Telecommunication Services	391,080	391,080	—	—
TOTAL COMMON STOCKS	$55,772,506	$55,772,506	—	—

CONVERTIBLE CORPORATE BONDS
Energy	$778,562	—	$778,562	—
Information Technology	1,243,312	—	1,243,312	—
Materials	772,688	—	772,688	—
Telecommunication Services	514,938	—	514,938	—
Utilities	673,125	—	673,125	—
TOTAL CONVERTIBLE CORPORATE BONDS	$3,982,625	—	$3,982,625	—

CONVERTIBLE PREFERRED STOCK
Financials	$664,160	$664,160	—	—
Utilities	456,480	456,480	—	—
TOTAL CONVERTIBLE PREFERRED STOCK	$1,120,640	$1,120,640	—	—

CORPORATE BONDS
Consumer Discretionary	$4,099,160	—	$4,099,160	—
Consumer Staples	950,888	—	950,888	—
Energy	3,155,180	—	3,155,180	—
Financials	12,098,073	—	12,098,073	—
Health Care	3,799,299	—	3,799,299	—
Industrials	2,788,363	—	2,788,363	—
Information Technology	2,530,804	—	2,530,804	—
Materials	998,681	—	998,681	—
Telecommunication Services	891,635	—	891,635	—
Utilities	2,423,515	—	2,423,515	—
TOTAL CORPORATE BONDS	$33,735,598	—	$33,735,598	—

MANDATORY CONVERTIBLE PREFERRED STOCK
Financials	$829,570	$829,570	—	—

PREFERRED STOCKS
Financials	$1,541,365	$1,541,365	—	—

COLLATERALIZED MORTGAGE OBLIGATIONS
Asset Backed Securities	$2,467,284	—	$2,467,284	—

ASSET BACKED SECURITIES
Financials	$661,508	—	$661,508	—
Utilities	383,862	—	383,862	—
TOTAL ASSET BACKED SECURITIES	$1,045,370	—	$1,045,370	—

U.S. GOVERNMENT & AGENCY MORTGAGE BACKED OBLIGATIONS
Collateralized Mortgage Backed Obligations	$4,013,190	—	$4,013,190	—
Federal National Mortgage Association	577,512	—	577,512	—
TOTAL U.S. GOVERNMENT & AGENCY MORTGAGE BACKED OBLIGATIONS	$4,590,702	—	$4,590,702	—

U.S. GOVERNMENT & AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED)
Federal Home Loan Bank	$216,467	—	$216,467	—
Federal National Mortgage Association	3,163,128	—	3,163,128	—
U.S. Treasury Bonds	1,263,594	—	1,263,594	—
U.S. Treasury Notes	7,634,501	—	7,634,501	—
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED)	$12,277,690	—	$12,277,690	—

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Balanced Portfolio	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
SHORT-TERM INVESTMENTS
Time Deposits	$349,671	—	$349,671	—
TOTAL INVESTMENTS IN SECURITIES	$117,713,021	$59,264,081	$58,448,940	—

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL3)
Alger Mid Cap Growth Portfolio	Trading Securities
Opening balance at January 1, 2010	$—
Net realized and unrealized gain (loss) on investments, foreign currency and options
Purchases, issuances, and settlements
Transfers in and/ or out of level 3	1,260,003
Closing balance at September 30, 2010	1,260,003
The amount of net realized and unrealized gain (loss) on investments, foreign currency and options for the period attributable to change in unrealized appreciation (depreciation) relating to investments still held at September 30, 2010	$(1)

NOTE 4 — Derivatives:

Financial Accounting Standards Board Accounting Standards Codification 815 — Derivatives and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Portfolios may invest in the following derivative instruments:

Forward currency contracts—In connection with portfolio purchases and sales of securities denominated in foreign currencies, the Portfolios may enter into forward currency contracts. Additionally, each Portfolio may enter into such contracts to economically hedge certain other foreign currency denominated investments. These contracts are valued at the current cost of covering or offsetting such contracts, and the related realized and unrealized foreign exchange gains and losses are included in the statement of operations. In the event that counterparties fail to settle these currency contracts or the related foreign security trades, a Portfolio could be exposed to foreign currency fluctuations.

Options—The Portfolios seek to capture the majority of the returns associated with equity market investments. To meet this investment goal, the Portfolios invest in a broadly diversified portfolio of common stocks, while also buying and selling call and put options on equities and equity indices.  The Portfolios purchase call options to increase their exposure to stock market risk and also provide diversification of risk.  The Portfolios purchase put options in order to protect from significant market declines that may occur over a short period of time.  The Portfolios will write covered call and cash secured put options to generate cash flows while reducing the volatility of the Portfolios.  The cash flows may be an important source of the Portfolios’ return, although written call options may reduce the Portfolios’ ability to profit from increases in the value of the underlying security or equity portfolio.  The value of a call option generally increases as the price of the underlying stock increases and decreases as the stock decreases in price.  Conversely, the value of a put option generally increases as the price of the underlying stock decreases and decreases as the stock increases in price  The combination of the diversified stock portfolio and the purchase and sale of options is intended to provide the Portfolios with the majority of the returns associated with equity market investments but with reduced volatility and returns that are augmented with the cash flows from the sale of options.  During the quarter ended September 30, 2010, written equity and index put options were used in accordance with this objective.

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The fair values of derivative instruments as of September 30, 2010 are as follows:

Alger Mid Cap Growth Fund	ASSET DERIVATIVES 2010		LIABILITY DERIVATIVES 2010
Derivatives not accounted	Balance Sheet		Balance Sheet
for as hedging instruments	Location	Fair Value	Location	Fair Value
Purchased Options	Investments in securities, at value	$575,730	—	—
Written Put Options	—	—	Written options outstanding, at value	$876,477
Total		$575,730		$876,477

For the period ended September 30, 2010, the Alger Mid Cap Growth Portfolio had option purchases of $1,074,066 and option sales of $907,402.

Amount of realized gain (loss) on derivatives recognized in income

Alger Mid Cap Growth Fund
Derivatives not accounted for as hedging instruments	Options
Purchased Options	$(165,627)
Written Options	$98,693
Total	$(66,934)

ITEM 2.  Controls and Procedures.

(a) Based on their evaluation of Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant’s principal executive officer and principal financial officer found Registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) No changes in the registrant’s internal control over financial reporting occurred during the registrant’s last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Alger Portfolios

By	/s/Daniel C. Chung

Daniel C. Chung

President

Date: November 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Daniel C. Chung

Daniel C. Chung

President

Date: November 23, 2010

By	/s/ Michael D. Martins

Michael D. Martins

Treasurer

Date: November 23, 2010